1933 Act File No.	33-54445
1940 Act File No.	811-7193

Form N-1A

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No.	50

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.	51

FEDERATED INSTITUTIONAL TRUST

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant’s Telephone Number, including Area Code)

John W. McGonigle, Esquire

Federated Investors Tower

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

immediately upon filing pursuant to paragraph (b)
X	on	September 28, 2012	pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
	on		pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
	on		pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus
September 30, 2012

Share Class	Ticker
A	FGUAX
Institutional	FGUSX
Service	FEUSX

The information contained herein relates to all classes of the Fund's Shares, as listed above, unless otherwise noted.
Federated Government Ultrashort Duration Fund

A Portfolio of Federated Institutional Trust

A mutual fund seeking current income by investing primarily in U.S. government securities and U.S. government agency securities.
As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured • May Lose Value • No Bank Guarantee

Fund Summary Information
Federated Government Ultrashort Duration Fund (the “Fund”)
RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
The Fund's investment objective is current income.
RISK/RETURN SUMMARY: FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class A Shares (A), Institutional Shares (IS) or Service Shares (SS) of the Fund. You may qualify for certain sales charge discounts, if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes of Federated funds. More information about these and other discounts is available from your financial professional and in the “What Do Shares Cost?” section of the Prospectus on page 8.
Shareholder Fees (fees paid directly from your investment)	A	IS	SS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.00%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None
Exchange Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.40%	0.40%	0.40%
Distribution (12b-1) Fee	0.25%	None	0.05%
Other Expenses	0.39%	0.39%	0.40%
Total Annual Fund Operating Expenses	1.04%	0.79%	0.85%
Fee Waivers and/or Expense Reimbursements[1]	0.34%	0.54%	0.50%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.70%	0.25%	0.35%
1	The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, if any) paid by the Fund's A, IS and SS classes (after the voluntary waivers and/or reimbursements) will not exceed 0.70%, 0.25% and 0.35% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
A	$304	$524	$763	$1,446
IS	$81	$252	$439	$978
SS	$87	$271	$471	$1,049

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 38% of the average value of its portfolio.

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RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE
What are the Fund's Main Investment Strategies?
The Fund's overall strategy is to invest in a portfolio of U.S. government securities and U.S. government agency securities (including mortgage-backed securities issued or guaranteed by U.S. government-sponsored enterprises (GSEs)) with an overall dollar-weighted average duration of one year or less. Duration measures the price sensitivity of a fixed-income security to changes in interest rates. Within the one-year duration constraint, the Adviser will seek to increase the Fund's current income by lengthening or shortening portfolio duration based on its interest rate outlook.
The Fund implements this strategy by dividing its portfolio into two major components. The Fund invests one component in U.S. government securities (including repurchase agreements collateralized by U.S. government securities and U.S. government agency securities) that are eligible for purchase by money market funds. The Fund invests the other component in mortgage-backed securities issued or guaranteed by GSEs. The Fund uses mortgage-backed securities to increase the income provided by the portfolio and to extend the portfolio to the targeted duration. Within each component of the portfolio, the Adviser makes decisions of which securities to buy and sell based on the relative yield and risks of available securities with comparable durations. The Fund evaluates its investment strategy by comparing the performance and composition of the Fund's portfolio against the performance and composition of an index composed of U.S. Treasury bills with maturities of six months.
The Fund also intends to qualify as a permissible investment for federal credit unions and savings associations, and will limit its investments accordingly.
Because the Fund intends to qualify as permissible investment for national banks, the Fund will limit its investments to securities that are eligible for direct investment by national banks. However, the Fund does not limit its investments to “Type 1 Securities” under the federal banking laws and regulations; and accordingly, a national bank is not permitted under these laws and regulations to invest more than 10% of its capital and surplus in the Fund. In addition, certain of the Fund's investment transactions and techniques may be subject to the general lending limits imposed on national banks.
Certain of the government securities in which the Fund invests are not backed by the full faith and credit of the U.S. government, such as those issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in government securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association (“Ginnie Mae”). Finally, the Fund may invest in a few government securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities.

Because the Fund refers to government investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to invest, under normal circumstances, less than 80% of its assets (plus any borrowings for investment purposes) in government investments.

What are the Main Risks of Investing in the Fund?
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:
■	Interest Rate Risk. Prices of fixed-income securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed-income securities with longer durations.

■	Credit Risk. It is possible that interest or principal on securities will not be paid when due. Such non-payment or default may reduce the value of the Fund's portfolio holdings, its share price and its performance.
■	Counterparty Credit Risk. A party to a transaction involving the Fund may fail to meet its obligations. This could cause a Fund to lose money or to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.
■	Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as that of other fixed-income securities.
■	MBS Risk. A rise in interest rates may cause the value of MBS held by the Fund to decline. Certain MBS issued by GSEs are not backed by the full faith and credit of the U.S. government. The Fund's investments in collateralized mortgage obligations (CMOs) may entail greater market, prepayment and liquidity risks than other MBS.

The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
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Performance: Bar Chart and Table
Risk/Return Bar Chart
The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's IS class total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns for each class averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the “Products” section at FederatedInvestors.com or by calling 1-800-341-7400.

The Fund's IS class total return for the six-month period from January 1, 2012 to June 30, 2012, was 0.44%.

Within the periods shown in the bar chart, the Fund's IS class highest quarterly return was 1.49% (quarter ended September 30, 2006). Its lowest quarterly return was (0.19)% (quarter ended June 30, 2004).

Average Annual Total Return Table
A class commenced operations on March 6, 2003. For the period prior to the commencement of operations, performance results shown are for the IS class, but are adjusted to reflect sales charges and expenses applicable to A class.

In addition to Return Before Taxes, Return After Taxes is shown for the Fund's IS class to illustrate the effect of federal taxes on Fund returns. After-tax returns are shown only for IS class, and after-tax returns for the A and SS classes will differ from those shown for the IS class. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as a 401(k) plan, an Individual Retirement Account or other tax-advantaged investment plans.
(For the Period Ended December 31, 2011)
Share Class	1 Year	5 Years	10 Years
A:
Return Before Taxes	(2.06)%	1.25%	1.59%
IS:
Return Before Taxes	0.36%	2.12%	2.29%
Return After Taxes on Distributions	0.16%	1.39%	1.46%
Return After Taxes on Distributions and Sale of Fund Shares	0.23%	1.38%	1.46%
SS:
Return Before Taxes	0.26%	2.02%	2.18%
Bank of America Merrill Lynch 6-Month Treasury Bill Index[1] (reflects no deduction for fees, expenses or taxes)	0.27%	2.06%	2.29%

1	The Bank of America Merrill Lynch 6-Month Treasury Bill Index is an unmanaged index tracking 6-month U.S. Treasury securities. The Index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc.
FUND MANAGEMENT

The Fund's Investment Adviser is Federated Investment Management Company.

Susan R. Hill, Senior Portfolio Manager, has been the Fund's portfolio manager since July 1997.
Donald T. Ellenberger, Senior Portfolio Manager, has been the Fund's portfolio manager since November 2003.
Liam O'Connell, Portfolio Manager, has been the Fund's portfolio manager since November 2010.
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purchase and sale of fund shares

You may purchase, redeem or exchange Shares of the Fund on any day the New York Stock Exchange is open. Shares may be purchased through a financial intermediary or directly from the Fund, by wire or by check. Please note that certain purchase restrictions may apply. Redeem or exchange Shares through a financial intermediary or directly from the Fund by telephone at 1-800-341-7400 or by mail.

A Class
The minimum investment amount for the Fund's A class is generally $1,500 for initial investments and $100 for subsequent investments. The minimum initial and subsequent investment amounts for Individual Retirement Accounts are generally $250 and $100, respectively. There is no minimum initial or subsequent investment amount required for employer-sponsored retirement plans. The minimum investment for Systematic Investment Programs is $50.
IS & SS Classes
The minimum initial investment amount for the Fund's IS and SS classes is generally $1,000,000 and there is no minimum subsequent investment amount. The minimum investment amount for Systematic Investment Programs is $50.
Tax Information

The Fund's distributions are taxable as ordinary income or capital gains except when your investment is through a 401(k) plan, an Individual Retirement Account or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.
What are the Fund's Investment Strategies?
While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this Prospectus. The Fund is intended to provide returns consistent with investments in short-term securities issued or guaranteed by the U.S. government and U.S. government agencies. Most of the returns will consist of interest income. The Fund also intends to qualify as a permissible investment for federal credit unions and savings associations, and as an appropriate direct investment for national banks. The Fund will limit its investments accordingly. The Fund's overall strategy is therefore to invest in a portfolio of U.S. government securities and U.S. government agency securities (including mortgage-backed securities issued or guaranteed by GSEs as well as GNMA securities) with an overall dollar-weighted average duration of one year or less. Duration measures the price sensitivity of a fixed-income security to changes in interest rates. A description of the various types of U.S. government securities (including repurchase agreements) in which the Fund principally invests, other investment techniques used by the Fund, and their risks immediately follows this strategy section.
Within the one-year duration constraint, the Adviser will seek to increase the Fund's current income by lengthening or shortening portfolio duration based on its interest rate outlook. The Adviser will typically lengthen the portfolio duration when it expects interest rates to decline. The Adviser will typically shorten the portfolio duration when it expects interest rates to increase.
The Fund implements this strategy by dividing its portfolio into two major components. The Fund invests one component in U.S. government securities and repurchase agreements that are eligible for purchase by money market funds. This component normally maintains a dollar-weighted average duration of less than three months.
The Fund invests the other component in mortgage-backed securities issued or guaranteed by GSEs. The Fund uses mortgage-backed securities to increase the income provided by the portfolio and to extend the portfolio to the targeted duration. This portion of the portfolio consists principally of floating-rate collateralized mortgage obligations and adjustable-rate mortgages, which are described following this section. These types of mortgage-backed securities tend to have shorter durations than other types of mortgage-backed securities. The Fund may also seek to increase its income and duration by investing in longer duration fixed-rate mortgage-backed securities and other fixed-rated U.S. government securities. The targeted portfolio duration will limit the amount of these securities held in the portfolio.
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Within each component of the portfolio, the Adviser makes decisions of which securities to buy and sell based on the relative yield of available securities with comparable durations. The relative yield of a security is determined by comparing its yield to that of a U.S. Treasury security of similar duration. This difference is referred to as the “spread.” Under normal market conditions, agency securities will have a positive spread and mortgage-backed securities will have a larger spread than other agency securities. The positive spread results from a number of factors, including the fact that some agency securities are not backed by the full faith and credit of the United States and the prepayment risk of mortgage-backed securities.
Once the Adviser has determined the duration of the securities needed to achieve the portfolio's targeted duration, all other factors being equal, the Fund will tend to hold securities offering the highest spreads. For mortgage-backed securities, the Adviser will also assess the available spreads relative to specific interest rate and prepayment risks of the securities. The Fund may also enter into term repurchase agreements when they offer higher returns than those expected for overnight repurchase agreements over the term or higher spreads than agency securities of comparable duration.
There is no assurance that the Adviser's efforts to forecast market interest rates and assess the impact of changes in market interest rates and spreads in particular will be successful.
The Adviser evaluates the investment strategy by comparing the performance and composition of the Fund's portfolio against the performance and composition of Bank of America Merrill Lynch 6-Month Treasury Bill Index, which is composed of U.S. Treasury bills with maturities of six months (the “Index”). Although there can be no assurance that the Fund's total return will exceed the Index's total return during any period, the Fund seeks to construct a portfolio that will perform favorably when compared to the Index over the long-term. In pursuing this strategy, the composition of the Fund's portfolio will vary from the composition of the Index's portfolio. The Fund's portfolio may also include U.S. government agency securities (including mortgage-backed securities issued or guaranteed by GSEs) and individual securities not represented in the Index.

Because the Fund refers to government investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to invest, under normal circumstances, less than 80% of its assets (plus any borrowings for investment purposes) in government investments.

What are the Fund's Principal Investments?
The following provides general information on the Fund's principal investments. The Fund's Statement of Additional Information (SAI) provides information about the Fund's non-principal investments and may provide additional information about the Fund's principal investments.
Fixed-Income Securities
Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or may be adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. Fixed-income securities provide more regular income than equity securities. However, the returns on fixed-income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed-income securities as compared to equity securities.
A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a “discount”) or more (a “premium”) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.
The following describes the fixed-income securities in which the Fund principally invests:
Treasury Securities (A Fixed-Income Security)

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having minimal credit risks.

Government Securities (A Fixed-Income Security)
Government securities are issued or guaranteed by a federal agency or instrumentality acting under federal authority. Some government securities, including those issued by Government National Mortgage Association (“Ginnie Mae”), are supported by the full faith and credit of the United States.
Other government securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal National Mortgage Association (“Fannie Mae”) in support of such obligations.
A few government securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.
5

The Fund treats mortgage-backed securities guaranteed by a federal agency or instrumentality as government securities. Although such a guarantee protects against credit risk, it does not eliminate it entirely or reduce other risks.

Mortgage-Backed Securities (MBS) (A Fixed-Income Security)

An MBS is a type of pass-through security, which is a pooled debt obligation repackaged as interests that pass principal and interest through an intermediary to investors. In the case of MBS, the ownership interest is issued by a trust and represents participation interests in pools of adjustable and fixed-rate mortgage loans. MBS are most commonly issued or guaranteed by the U.S. government or one of its agencies or instrumentalities. Unlike conventional debt obligations, MBS provide monthly payments derived from the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. Most MBS make these payments monthly; however, certain MBS are backed by mortgage loans which do not generate monthly payments but rather generate payments less frequently.
The MBS acquired by the Fund could be secured by fixed-rate mortgages, adjustable rate mortgages or hybrid adjustable rate mortgages. Adjustable rate mortgages are mortgages whose interest rates are periodically reset when market rates change. A hybrid adjustable rate mortgage (“hybrid ARM”) is a type of mortgage in which the interest rate is fixed for a specified period and then resets periodically, or floats, for the remaining mortgage term. Hybrid ARMs are usually referred to by their fixed and floating periods. For example, a “5/1 ARM” refers to a mortgage with a five-year fixed interest rate period, followed by 25 annual interest rate adjustment periods.
The Fund also may invest in collateralized mortgage obligations (CMOs). The two types of CMOs are: (1) MBS that are collateralized by mortgage loans or mortgage pass-through securities; and (2) multi-class, pass-through securities, which are interests in a trust composed of mortgage loans or other MBS. CMOs may be issued by U.S. governmental or government-related enterprises. CMOs are issued in multiple classes, often referred to as “tranches,” with each tranche having a specific fixed or floating coupon rate, and stated maturity or final distribution date. CMOs are subject to the uncertainty of the timing of cash flows that results from the rate of prepayments on the underlying mortgages serving as collateral and from the structure of the particular CMO transaction (that is, the priority of the individual tranches). An increase or decrease in prepayment rates (resulting from a decrease or increase in mortgage interest rates) may cause the CMOs to be retired substantially earlier or later than their stated maturities or final distribution dates, and will affect the yields and prices of CMOs.
Investments in MBS expose the Fund to MBS, interest rate, prepayment and credit risks.

Collateralized Mortgage Obligations (CMOs) (A Type of Mortgage-Backed Security)
CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage-backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage-backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.
Floaters (Type of CMOs)
Floaters receive a share of interest payments based upon a market index such as the London Interbank Offered Rate (LIBOR). Floaters receive more interest as interest rates rise, subject to a lifetime cap.
Regulatory Compliance
In accordance with the rules and regulations established by the National Credit Union Administration (NCUA), 12 CFR §703.16, the Fund may not purchase a residual interest in a CMO or REMIC. In addition, the Fund will not purchase zero-coupon securities with maturities greater than 10 years.
OTHER INVESTMENTS, TRANSACTIONS, TECHNIQUES
Repurchase Agreements
Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or sub-custodian will take possession of the securities subject to repurchase agreements. The Adviser or sub-custodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.
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What are the Specific Risks of Investing in the Fund?
The following provides general information on the risks associated with the Fund's principal investments. Any additional risks associated with the Fund's non-principal investments are described in the Fund's SAI. The Fund's SAI also may provide additional information about the risks associated with the Fund's principal investments.
Interest Rate Risk
Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.
Interest rate changes have a greater effect on the price of fixed-income securities with longer durations. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.

CREDIT RISK

It is possible that interest or principal on securities will not be paid when due. Such non-payment or default may reduce the value of the Fund's portfolio holdings, its share price and its performance.
Many fixed-income securities receive credit ratings from NRSROs such as Fitch Rating Service, Moody's Investor Services, Inc. and Standard & Poor's that assign ratings to securities by assessing the likelihood of an issuer and/or guarantor default. Higher credit ratings correspond to lower perceived credit risk and lower credit ratings correspond to higher perceived credit risk. Credit ratings may be upgraded or downgraded from time to time as an NRSRO's assessment of the financial condition of a party obligated to make payments with respect to such securities and credit risk changes. The impact of any credit rating downgrade can be uncertain. Credit rating downgrades may lead to increased interest rates and volatility in financial markets, which in turn could negatively affect the value of the Fund's portfolio holdings, its share price and its investment performance. Credit ratings are not a guarantee of quality. Credit ratings may lag behind the current financial conditions of the issuer and/or guarantor and do not provide assurance against default or other loss of money. Credit ratings do not protect against a decline in the value of a security. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.
Fixed-income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security or other appropriate benchmark with a comparable maturity (the “spread”) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline if interest rates remain unchanged.

COUNTERPARTY CREDIT RISK

A party to a transaction involving the Fund may fail to meet its obligations. This could cause the Fund to lose money or to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

PREPAYMENT RISK
Unlike traditional fixed-income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due), payments on mortgage-backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a fund holding mortgage-backed securities.
For example, when interest rates decline, the values of mortgage-backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage-backed securities.
Conversely, when interest rates rise, the values of mortgage-backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the duration of mortgage-backed securities, and cause their value to decline more than traditional fixed-income securities.
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Generally, mortgage-backed securities compensate for the increased risk associated with prepayments by paying a higher yield. As noted above, the additional interest paid for risk is measured by the spread between the yield of a mortgage-backed security and the yield of a Treasury security with a comparable duration. An increase in the spread will cause the price of the mortgage-backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

MBS Risk
MBS have unique risks. A rise in interest rates may cause the value of MBS held by the Fund to decline. The mortgage loans underlying MBS generally are subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. If the underlying mortgages are paid off sooner than expected, the Fund may have to reinvest this money in mortgage-backed or other securities that have lower yields. Hybrid ARMs also involve special risks. Like ARMs, hybrid ARMs have periodic and lifetime limitations on the increases that can be made to the interest rates that mortgagors pay. Therefore, if during a floating rate period, interest rates rise above the interest rate limits of the hybrid ARM, the Fund will not benefit from further increases in interest rates. See “Prepayment Risk” and “Interest Rate Risk.” CMOs with complex or highly variable prepayment terms generally entail greater market, prepayment and liquidity risks than other MBS. For example, their prices are more volatile and their trading market may be more limited.
MBS are subject to the risk that payments made on a security will not be made when due. Payments on MBS are primarily derived from the interest and principal payments of the underlying mortgages. Some MBS also have guarantees or other structural features that provide additional support for interest and principal payments on the MBS if payments on the underlying mortgages are not made. MBS are subject to the risk that the underlying mortgage borrowers fail to make timely payments of interest and principal and that any guarantee or other structural feature, if present, is insufficient to enable the timely payment of interest and principal on the MBS. The structure of certain CMO interests held by the Fund may cause the Fund to be paid interest and/or principal on its investment only after holders of other interests in that particular CMO have received the full repayment of principal or interest on their investments. See “Credit Risks.” Certain MBS issued by GSEs are not backed by the full faith and credit of the U.S. government, but are, however, supported through federal subsidies, loans or other benefits. The Fund also may invest in certain MBS issued by GSEs that have no explicit financial support, but that are regarded as having implied support because the federal government sponsors their activities. See “Credit Risk.”

What Do Shares Cost?
CALCULATION OF NET ASSET VALUE
When the Fund receives your transaction request in proper form (as described in this Prospectus), it is processed at the next calculated net asset value of a Share (NAV) plus any applicable front-end sales charge (“public offering price”). A Share's NAV is determined as of the end of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time), each day the NYSE is open. The Fund calculates the NAV of each class by valuing the assets allocated to the Share's class, subtracting the liabilities allocated to the class and dividing the balance by the number of Shares of the class outstanding. The Fund's current NAV and/or public offering price may be found at FederatedInvestors.com, via online news sources and in certain newspapers.
You can purchase, redeem or exchange Shares any day the NYSE is open.
When the Fund holds fixed-income securities that trade on days the NYSE is closed, the value of the Fund's assets may change on days you cannot purchase or redeem Shares.
In calculating its NAV, the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (“Board”).
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations, or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
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Shares of other mutual funds are valued based upon their reported NAVs. The prospectuses for these mutual funds explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Fair Valuation and Significant Events Procedures

The Board has ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Board has appointed a Valuation Committee comprised of officers of the Fund, the Adviser and the Adviser's affiliated companies to assist in this responsibility and in overseeing the calculation of the NAV. The Board has also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Board. The Board periodically reviews and approves the fair valuations made by the Valuation Committee and any changes made to the procedures. The Fund's SAI discusses the methods used by pricing services and the Valuation Committee to value investments.

Using fair value to price investments may result in a value that is different from an investment's most recent closing price and from the prices used by other mutual funds to calculate their NAVs. The Valuation Committee generally will not change an investment's fair value in the absence of new information relating to the investment or its issuer, such as changes in the issuer's business or financial results, or relating to external market factors, such as trends in the market values of comparable securities. This may result in less frequent, and larger, changes in fair values as compared to prices based on market quotations or price evaluations from pricing services or dealers.
The Board also has adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations or litigation developments or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment using another method approved by the Board. The Board has ultimate responsibility for any fair valuations made in response to a significant event.
The fair valuation of securities following a significant event can serve to reduce arbitrage opportunities for short-term traders to profit at the expense of long-term investors in the Fund. For example, such arbitrage opportunities may exist when the market on which portfolio securities are traded closes before the Fund calculates its NAV, which is typically the case with Asian and European markets. However, there is no assurance that these significant event procedures will prevent dilution of the NAV by short-term traders. See “Account and Share Information–Frequent Trading Policies” for other procedures the Fund employs to deter such short-term trading.
SALES CHARGE INFORMATION
The following table summarizes the minimum investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that financial intermediaries may charge you fees for their services in connection with your Share transactions.
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Shares Offered	Minimum Initial/Subsequent Investment Amounts[1]	Maximum Sales Charge
		Front-End Sales Charge[2]	Contingent Deferred Sales Charge
A	$1,500/$100	2.00%	None
1	The minimum initial and subsequent investment amounts for Individual Retirement Accounts (IRAs) are generally $250 and $100, respectively. There is no minimum initial or subsequent investment amount required for employer-sponsored retirement plans; however, such accounts remain subject to the Fund's policy on “Accounts with Low Balances” as discussed later in this Prospectus. Please see “By Systematic Investment Program” for applicable minimum investment. Financial intermediaries may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund.
2	Front-End Sales Charge is expressed as a percentage of public offering price. See “Sales Charge When You Purchase.”
SALES CHARGE WHEN YOU PURCHASE
The following table lists the sales charges which will be applied to your Share purchase, subject to the breakpoint discounts indicated in the table and described below.
Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV
Less than $50,000	2.00%	2.04%
$50,000 but less than $100,000	1.75%	1.78%
$100,000 but less than $250,000	1.50%	1.52%
$250,000 or greater	0.00%	0.00%
REDUCING THE SALES CHARGE WITH BREAKPOINT DISCOUNTS
Your investment may qualify for a reduction or elimination of the sales charge, also known as a breakpoint discount. The breakpoint discounts offered by the Fund are indicated in the table above.
You or your financial intermediary must notify the Fund's Transfer Agent of eligibility for any applicable breakpoint discount at the time of purchase.
In order to receive the applicable breakpoint discount, it may be necessary at the time of purchase for you to inform your financial intermediary or the Transfer Agent of the existence of other accounts in which there are holdings eligible to be aggregated to meet a sales charge breakpoint (“Qualifying Accounts”). Qualifying Accounts mean those share accounts in the Federated funds held directly or through a financial intermediary or through a single-participant retirement account by you, your spouse, your parents (if you are under age 21) and/or your children under age 21, which can be linked using tax identification numbers (TINs), social security numbers (SSNs) or broker identification numbers (BINs). Accounts held through 401(k) plans and similar multi-participant retirement plans, or through “Section 529” college savings plans or those accounts which cannot be linked using TINs, SSNs or BINs, are not Qualifying Accounts.
In order to verify your eligibility for a breakpoint discount, you will be required to provide to your financial intermediary or the Transfer Agent certain information on your New Account Form and may be required to provide account statements regarding Qualifying Accounts. If you purchase through a financial intermediary, you may be asked to provide additional information and records as required by the financial intermediary. Failure to provide proper notification or verification of eligibility for a breakpoint discount may result in your not receiving a breakpoint discount to which you are otherwise entitled. Breakpoint discounts apply only to your current purchase and do not apply retroactively to previous purchases. The sales charges applicable to the Shares offered in this Prospectus, and the breakpoint discounts offered with respect to such Shares, are described in full in this Prospectus. Because the Prospectus is available on Federated's website free of charge, Federated does not disclose this information separately on the website.
Contingent upon notification to the Transfer Agent, the sales charge at purchase of A Class only, may be reduced or eliminated by:
Larger Purchases
■	Purchasing A class in greater quantities to reduce the applicable sales charge;
Concurrent and Accumulated Purchases

■	Combining concurrent purchases of and/or current investments in the A class, B class, C class, F class and R class of any Federated fund made or held by Qualifying Accounts; the purchase amount used in determining the sales charge on your additional Share purchase will be calculated by multiplying the respective maximum public offering price times the number of the A class, B class, C class, F class and R class shares of any Federated fund currently held in Qualifying Accounts and adding the dollar amount of your current purchase; or

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Letter of Intent

■	Signing a letter of intent to purchase a qualifying amount of the A class within 13 months. (Call your financial intermediary or the Fund for more information.) The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of Intent, the Custodian will release the Shares in escrow to your account. If you do not fulfill the Letter of Intent, the Custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.

ELIMINATING The SALES CHARGE
Contingent upon notification to the Transfer Agent, the sales charge will be eliminated when you purchase Shares:
■	within 120 days of redeeming Shares of an equal or greater amount;
■	through a financial intermediary that did not receive a dealer reallowance on the purchase;
■	with reinvested dividends or capital gains;
■	as a shareholder that originally became a shareholder of a Federated fund pursuant to the terms of an agreement and plan of reorganization which permits shareholders to acquire Shares at NAV;
■	as a Federated Life Member (Federated shareholders who originally were issued shares through the “Liberty Account,” which was an account for the Liberty Family of Funds on February 28, 1987, or who invested through an affinity group prior to August 1, 1987, into the Liberty Account) (A class only);
■	as a Trustee, employee or former employee of the Fund, the Adviser, the Distributor and their affiliates, an employee of any financial intermediary that sells Shares according to a sales agreement with the Distributor, an immediate family member of these individuals or a trust, pension or profit-sharing plan for these individuals; or
■	pursuant to the exchange privilege.
The sales charge will not be eliminated if you purchase Shares of the Fund through an exchange of shares of Federated Liberty U.S. Government Money Market Trust unless your Liberty shares were acquired through an exchange of shares on which the sales charge had previously been paid.
How is the Fund Sold?
The Fund offers three Share classes: Class A Shares (A), Institutional Shares (IS) and Service Shares (SS), each representing interests in a single portfolio of securities. All Share classes have different sales charges and/or other expenses which affect their performance. Please note that certain purchase restrictions may apply.
Under the Distributor's Contract with the Fund, the Distributor, Federated Securities Corp., offers Shares on a continuous, best-efforts basis. The Distributor is a subsidiary of Federated Investors, Inc. (“Federated”).
A Class
The Fund's Distributor markets the A class to individuals, directly or through financial intermediaries.
A shareholder in the Fund's A class may convert their Shares into the IS class of the Fund if the shareholder meets the IS class eligibility criteria and investment minimum. Such conversion of classes should not result in a realization event for tax purposes. Contact your financial intermediary or call 1-800-341-7400 to convert your Shares.
IS & SS Classes

The Fund's Distributor markets the IS and SS classes to Eligible Investors, as described below. In connection with a request to purchase an IS or SS class, you should provide documentation sufficient to verify your status as an Eligible Investor. As a general matter, IS and SS classes are not available for direct investment by natural persons.

The following categories of Eligible Investors are not subject to any minimum initial investment amount for the purchase of IS or SS classes (however, such accounts remain subject to the Fund's policy on “Accounts with Low Balances” as discussed later in this Prospectus):
■	An investor participating in a wrap program or other fee-based program sponsored by a financial intermediary;
■	An investor participating in a no-load network or platform sponsored by a financial intermediary where Federated has entered into an agreement with the intermediary;
■	A trustee/director, employee or former employee of the Fund, the Adviser, the Distributor and their affiliates; an immediate family member of these individuals or a trust, pension or profit-sharing plan for these individuals;
■	An employer-sponsored retirement plan;
■	A trust institution investing on behalf of its trust customers;
■	Additional sales to an investor (including a natural person) who owned IS and SS classes of the Fund as of December 31, 2008;
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■	An investor (including a natural person) who acquired IS and SS classes of a Federated fund pursuant to the terms of an agreement and plan of reorganization which permits the investor to acquire such shares; and
■	In connection with an acquisition of an investment management or advisory business, or related investment services, products or assets, by Federated or its investment advisory subsidiaries, an investor (including a natural person) who: (1) becomes a client of an investment advisory subsidiary of Federated; or (2) is a shareholder or interest holder of a pooled investment vehicle or product that becomes advised or subadvised by a Federated investment advisory subsidiary as a result of such an acquisition other than as a result of a fund reorganization transaction pursuant to an agreement and plan of reorganization.
The following categories of Eligible Investors are subject to applicable minimum initial investment amounts for the purchase of IS or SS classes (see “How to Purchase Shares” below):
■	An investor, other than a natural person, purchasing IS and SS classes directly from the Fund; and
■	In connection with an initial purchase of IS and SS classes through an exchange, an investor (including a natural person) who owned IS and SS classes of another Federated fund as of December 31, 2008.
Payments to Financial Intermediaries
The Fund and its affiliated service providers may pay fees as described below to financial intermediaries (such as broker-dealers, banks, investment advisers or third-party administrators) whose customers are shareholders of the Fund.
FRONT-END SALES CHARGE REALLOWANCES
The Distributor receives a front-end sales charge on certain Share sales. The Distributor pays a portion of this charge to financial intermediaries that are eligible to receive it (the “Dealer Reallowance”) and retains any remaining portion of the front-end sales charge.
When a financial intermediary's customer purchases Shares, the financial intermediary may receive a Dealer Reallowance as follows:

A:
Purchase Amount	Dealer Reallowance as a Percentage of Public Offering Price
Less than $50,000	2.00%
$50,000 but less than $100,000	1.75%
$100,000 but less than $250,000	1.50%
$250,000 or greater	0.00%

RULE 12b-1 FEES
A & SS Classes
The Board has adopted a Rule 12b-1 Plan, which allows payment of marketing fees of up to 0.25% (A class) and 0.05% (SS class) of average net assets to the Distributor for the sale, distribution, administration and customer servicing of the Fund's A and SS classes. When the Distributor receives Rule 12b-1 Fees, it may pay some or all of them to financial intermediaries whose customers purchase Shares. The Fund's SS class has no present intention of paying or accruing a Rule 12b-1 Fee during the fiscal year ending July 31, 2012. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.
service fees
A, IS and SS classes may pay Service Fees of up to 0.25% of average net assets to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Intermediaries that receive Service Fees may include a company affiliated with management of Federated. If a financial intermediary receives Service Fees on an account, it is not eligible to also receive Account Administration Fees on that same account.
ACCOUNT ADMINISTRATION FEES
A, IS and SS classes may pay Account Administration Fees of up to 0.25% of average net assets to banks that are not registered as broker-dealers or investment advisers for providing administrative services to the Fund and its shareholders. If a financial intermediary receives Account Administration Fees on an account, it is not eligible to also receive Service Fees or Recordkeeping Fees on that same account.
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RECORDKEEPING FEES
The Fund may pay Recordkeeping Fees on an average-net-assets basis or on a per-account-per-year basis to financial intermediaries for providing recordkeeping services to the Fund and its shareholders. If a financial intermediary receives Recordkeeping Fees on an account, it is not eligible to also receive Account Administration Fees or Networking Fees on that same account.
networking fees
The Fund may reimburse Networking Fees on a per-account-per-year basis to financial intermediaries for providing administrative services to the Fund and its shareholders on certain non-omnibus accounts. If a financial intermediary receives Networking Fees on an account, it is not eligible to also receive Recordkeeping Fees on that same account.
ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES
The Distributor may pay out of its own resources amounts (including items of material value) to certain financial intermediaries that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediary or its employees or associated persons to recommend or sell Shares of the Fund to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund's Prospectus and described above because they are not paid by the Fund.

These payments are negotiated and may be based on such factors as: the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments, as described above, made by the Fund to the financial intermediary. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated funds, within the financial intermediary's organization by, for example, placement on a list of preferred or recommended funds and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary's organization. You can ask your financial intermediary for information about any payments it receives from the Distributor or the Fund and any services provided.

How to Purchase Shares
You may purchase Shares of the Fund any day the NYSE is open. The Fund reserves the right to reject any request to purchase or exchange Shares. New investors must submit a completed New Account Form. All accounts, including those for which there is no minimum initial investment amount required, are subject to the Fund's policy on “Accounts with Low Balances” as discussed later in this Prospectus.
A Class
You may purchase Shares through a financial intermediary, directly from the Fund or through an exchange from another Federated fund.
IS & SS Classes
Eligible investors may purchase Shares through a financial intermediary, directly from the Fund or through an exchange from another Federated fund in the manner described above under “How is the Fund Sold?”

Where applicable, the required minimum initial investment for IS and SS classes is generally $1,000,000. There is no minimum subsequent investment amount.

THROUGH A FINANCIAL INTERMEDIARY
■	Establish an account with the financial intermediary; and
■	Submit your purchase order to the financial intermediary before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time).
You will receive the next calculated NAV if the financial intermediary forwards the order on the same day, and forwards your payment by the prescribed trade settlement date (typically within one to three business days) to the Fund's transfer agent, State Street Bank and Trust Company (“Transfer Agent”). You will become the owner of Shares and receive dividends when your payment is received in accordance with these time frames (provided that, if payment is received in the form of a check, the check clears). If your payment is not received in accordance with these time frames, or a check does not clear, your purchase will be canceled and you could be liable for any losses, fees or expenses incurred by the Fund or the Fund's Transfer Agent.
Financial intermediaries should send payments according to the instructions in the sections “By Wire” or “By Check.”
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Financial intermediaries may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund. Keep in mind that financial intermediaries may charge you fees for their services in connection with your Share transactions.
DIRECTLY FROM THE FUND
■	Establish your account with the Fund by submitting a completed New Account Form; and
■	Send your payment to the Fund by Federal Reserve wire or check.
You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or the Fund's Transfer Agent.
By Wire
To facilitate processing your order, please call the Fund before sending the wire. Send your wire to:
State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
BNF: 23026552
Attention: Federated EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number
You cannot purchase Shares by wire on holidays when wire transfers are restricted.
By Check
Make your check payable to The Federated Funds, note your account number on the check, and send it to:
The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600
If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

The Federated Funds
30 Dan Road
Canton, MA 02021-2809

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks) or involving temporary checks or credit card checks.
THROUGH AN EXCHANGE
You may purchase Fund Shares through an exchange from another Federated fund. An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.
To do this you must:
■	ensure that the account registrations are identical;
■	meet any applicable minimum initial investment requirements; and
■	receive a prospectus for the fund into which you wish to exchange.
The Fund may modify or terminate the exchange privilege at any time.
A Class
You may purchase Shares through an exchange from the same share class of another Federated fund.
IS & SS Classes
You may purchase Shares through an exchange from any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Federated Liberty U.S. Government Money Market Trust and any R class.
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BY SYSTEMATIC INVESTMENT PROGRAM (SIP)
Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the SIP section of the New Account Form or by contacting the Fund or your financial intermediary. The minimum investment amount for SIPs is $50.
BY AUTOMATED CLEARING HOUSE (ACH)
Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.
RETIREMENT INVESTMENTS
A Class
You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your financial intermediary or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.
How to Redeem and Exchange Shares
You should redeem or exchange Shares:
■	through a financial intermediary if you purchased Shares through a financial intermediary; or
■	directly from the Fund if you purchased Shares directly from the Fund.
Shares of the Fund may be redeemed for cash, or exchanged for shares of other Federated funds as described herein, on days on which the Fund computes its NAV. Redemption requests may be made by telephone or in writing.
THROUGH A FINANCIAL INTERMEDIARY
Submit your redemption or exchange request to your financial intermediary by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your financial intermediary.
DIRECTLY FROM THE FUND
By Telephone
You may redeem or exchange Shares by simply calling the Fund at 1-800-341-7400.
If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.
By Mail
You may redeem or exchange Shares by sending a written request to the Fund.
You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.
Send requests by mail to:
The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600
Send requests by private courier or overnight delivery service to:

The Federated Funds
30 Dan Road
Canton, MA 02021-2809

All requests must include:

■	Fund name and Share class, account number and account registration;

■	amount to be redeemed or exchanged;
■	signatures of all shareholders exactly as registered; and

■	if exchanging, the Fund name and Share class, account number and account registration into which you are exchanging.

Call your financial intermediary or the Fund if you need special instructions.
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Signature Guarantees
Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:
■	your redemption will be sent to an address other than the address of record;
■	your redemption will be sent to an address of record that was changed within the last 30 days;
■	a redemption is payable to someone other than the shareholder(s) of record; or
■	transferring into another fund with a different shareholder registration.
A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer or securities exchange member. A notary public cannot provide a signature guarantee.
PAYMENT METHODS FOR REDEMPTIONS
Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:
■	an electronic transfer to your account at a financial institution that is an ACH member; or
■	wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.
Redemption In-Kind
Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.
LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed for up to seven days:
■	to allow your purchase to clear (as discussed below);
■	during periods of market volatility;
■	when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets; or
■	during any period when the Federal Reserve wire or applicable Federal Reserve banks are closed, other than customary weekend and holiday closings.
If you request a redemption of Shares recently purchased by check (including a cashier's check or certified check), money order, bank draft or ACH, your redemption proceeds may not be made available for up to seven calendar days to allow the Fund to collect payment on the instrument used to purchase such Shares. If the purchase instrument does not clear, your purchase order will be canceled and you will be responsible for any losses incurred by the Fund as a result of your canceled order.
In addition, the right of redemption may be suspended, or the payment of proceeds may be delayed, during any period:
■	when the NYSE is closed, other than customary weekend and holiday closings;
■	when trading on the NYSE is restricted, as determined by the SEC; or
■	in which an emergency exists, as determined by the SEC, so that disposal of the Fund's investments or determination of its NAV is not reasonably practicable.
You will not accrue interest or dividends on uncashed redemption checks from the Fund if those checks are undeliverable and returned to the Fund.

redemptions from retirement accounts

A Class
In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.
EXCHANGE PRIVILEGE
You may exchange Shares of the Fund. An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction. To do this, you must:
■	ensure that the account registrations are identical;
■	meet any applicable minimum initial investment requirements; and
■	receive a prospectus for the fund into which you wish to exchange.
The Fund may modify or terminate the exchange privilege at any time.
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A Class
You may exchange Shares into shares of the same class of another Federated fund.
IS & SS Classes
You may exchange Shares for shares of any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Federated Liberty U.S. Government Money Market Trust and any R class.
Systematic Withdrawal/Exchange Program

You may automatically redeem or exchange Shares. The minimum amount for all new or revised systematic redemptions or exchanges of Shares is $50 per transaction per fund. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your financial intermediary or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

Generally, it is not advisable to continue to purchase Shares subject to a sales charge while redeeming Shares using this program.
ADDITIONAL CONDITIONS
Telephone Transactions
The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.
Share Certificates
The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.
Account and Share Information
CONFIRMATIONS AND ACCOUNT STATEMENTS
You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.
DIVIDENDS AND CAPITAL GAINS
The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.
In addition, the Fund pays any capital gains at least annually, and may make such special distributions of dividends and capital gains as may be necessary to meet applicable regulatory requirements. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. Dividends may also be reinvested without sales charges in shares of any class of any other Federated fund of which you are already a shareholder.
If you have elected to receive dividends and/or capital gain distributions in cash, and your check is returned by the postal or other delivery service as “undeliverable,” or you do not respond to mailings from Federated with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and capital gains reinvested in additional Shares. No interest will accrue on amounts represented by uncashed distribution checks.
If you purchase Shares just before the record date for a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the record date for a capital gain. Contact your financial intermediary or the Fund for information concerning when dividends and capital gains will be paid.
Under the federal securities laws, the Fund is required to provide a notice to shareholders regarding the source of distributions made by the Fund if such distributions are from sources other than ordinary investment income. In addition, important information regarding the Fund's distributions, if applicable, is available in the “Products” section of Federated's website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Notice to Shareholders–Source of Distributions” link under “Related Information.”
17

ACCOUNTS WITH LOW BALANCES
Federated reserves the right to close accounts if redemptions or exchanges cause the account balance to fall below $1,500 for the A class (or in the case of IRAs, $250) and $25,000 for IS and SS classes. Before an account is closed, you will be notified and allowed at least 30 days to purchase additional Shares to meet the minimum.
TAX INFORMATION
The Fund sends an IRS Form 1099 and an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable at different rates depending on the source of dividend income. Distributions of net short-term capital gains are taxable to you as ordinary income. Distributions of net long-term capital gains are taxable to you as long-term capital gains regardless of how long you have owned your Shares.
Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.
FREQUENT TRADING POLICIES
Given the short-term nature of the Fund's investments, the Fund does not anticipate that in the normal case frequent or short-term trading into and out of the Fund will have significant adverse consequences for the Fund and its shareholders. For this reason and because the Fund is intended to be used as a liquid short-term investment, the Fund's Board has not adopted policies or procedures to monitor or discourage frequent or short-term trading of the Fund's Shares. Regardless of their frequency or short-term nature, purchases and redemptions of Fund Shares can have adverse effects on the management of the Fund's portfolio and its performance.
Other funds in the Federated family of funds may impose different monitoring policies or in some cases, may not monitor for frequent or short-term trading. Under normal market conditions such monitoring policies are designed to protect the funds being monitored and their shareholders and the operation of such policies and shareholder investments under such monitoring are not expected to have materially adverse impact on the Federated funds or their shareholders. If you plan to exchange your fund shares for shares of another Federated fund, please read the prospectus of that other Federated fund for more information.
PORTFOLIO HOLDINGS INFORMATION
Information concerning the Fund's portfolio holdings is available in the “Products” section of Federated's website at FederatedInvestors.com. A complete listing of the Fund's portfolio holdings as of the end of each calendar quarter is posted on the website 30 days (or the next business day) after the end of the quarter and remains posted for six months thereafter. Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains posted until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund's top 10 holdings, recent purchase and sale transactions and a percentage breakdown of the portfolio by sector.

To access this information from the “Products” section of the website's home page, select “All” under “Asset Classes.” Select the Fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Portfolio Characteristics” tab for summary portfolio information or the “Documents” tab to access “Holdings.”

You may also access portfolio information as of the end of the Fund's fiscal quarters from the “Documents” tab. The Fund's Annual and Semi-Annual Reports contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters. The Fund's Form N-Q filings contain complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.
In addition, from time to time (for example, during periods of unusual market conditions), additional information regarding the Fund's portfolio holdings and/or composition may be posted to Federated's website. If and when such information is posted, its availability will be noted on, and the information will be accessible from, the home page of the website.
Who Manages the Fund?
The Board governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.
18

The Adviser and other subsidiaries of Federated advise approximately 134 equity, fixed-income and money market mutual funds as well as a variety of other pooled investment vehicles, private investment companies and customized separately managed accounts (including non-U.S./offshore funds) which totaled approximately $369.7 billion in assets as of December 31, 2011. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1,352 employees. Federated provides investment products to approximately 4,700 investment professionals and institutions.
The Adviser advises approximately 91 fixed-income and money market mutual funds (including sub-advised funds) and private investment companies, which totaled approximately $273.8 billion in assets as of December 31, 2011.

PORTFOLIO MANAGEMENT INFORMATION
Susan R. Hill

Susan R. Hill has been the Fund's Portfolio Manager since July 1997. She is Vice President of the Trust with respect to the Fund. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003, and served as Vice President of the Fund's Adviser from 1997 until 2004 and as Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill has received the Chartered Financial Analyst designation and an M.S. in Industrial Administration from Carnegie Mellon University.

Donald T. Ellenberger

Donald T. Ellenberger has been the Fund's Portfolio Manager since November 2003. He is Vice President of the Trust with respect to the Fund. He is Senior Portfolio Manager and Co-Head of the Government/Mortgage-Backed Fixed Income Groups. He has responsibility for the day-to-day operation of the mortgage-backed securities component of the Fund. Mr. Ellenberger joined Federated in 1996 as a Portfolio Manager and a Vice President of a Federated advisory subsidiary. He became a Senior Vice President of the Fund's Adviser in January 2005 and served as a Vice President of the Fund's Adviser from 1997 through 2004. From 1986 to 1996, he served as a Trader/Portfolio Manager for Mellon Bank, N.A. Mr. Ellenberger received his M.B.A. in Finance from Stanford University.

Liam O'Connell

Liam O'Connell has been a portfolio manager of the Fund since November 2010. He is Vice President of the Trust with respect to the Fund. Mr. O'Connell joined Federated in September 2003 as an Investment Analyst of the Fund's Adviser. He was named an Assistant Vice President of the Adviser in January 2005. From 2001 to 2003, Mr. O'Connell attended MIT's Sloan School of Management, receiving his M.B.A. Mr. O'Connell served as an engineer with the Naval Surface Warfare Center from 1998 to 2001. Mr. O'Connell also holds a B.S. in Naval Architecture and Marine Engineering from the Webb Institute of Naval Architecture, and an M.S. from the Johns Hopkins University.

The Fund's SAI provides additional information about the Portfolio Managers' compensation, management of other accounts and ownership of securities in the Fund.
ADVISORY FEES
The Fund's investment advisory contract provides for payment to the Adviser of an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses. The Adviser and its affiliates have also agreed to certain “Fee Limits” as described in the footnote to the “Risk/Return Summary: Fees and Expenses” table found in the “Fund Summary” section of the Prospectus.
A discussion of the Board's review of the Fund's investment advisory contract is available in the Fund's shareholder reports as they become available.
Financial Information
FINANCIAL HIGHLIGHTS
The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.
This information has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Fund's audited financial statements, is included in the Annual Report.
19

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$9.92	$9.93	$9.91	$9.86	$9.88
Income From Investment Operations:
Net investment income	0.02	0.01	0.02	0.13	0.36
Net realized and unrealized gain (loss) on investments	(0.00)[1]	(0.01)	0.02	0.05	(0.02)
TOTAL FROM INVESTMENT OPERATIONS	0.02	0.00	0.04	0.18	0.34
Less Distributions:
Distributions from net investment income	(0.02)	(0.01)	(0.02)	(0.13)	(0.36)
Net Asset Value, End of Period	$9.92	$9.92	$9.93	$9.91	$9.86
Total Return[2]	0.18%	(0.04)%	0.40%	1.83%	3.51%
Ratios to Average Net Assets:
Net expenses	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment income	0.17%	0.05%	0.21%	1.29%	3.24%
Expense waiver/reimbursement[3]	0.34%	0.34%	0.33%	0.33%	0.38%
Supplemental Data:
Net assets, end of period (000 omitted)	$67,941	$66,578	$102,701	$144,780	$111,860
Portfolio turnover	38%	26%	40%	63%	29%
1	Represents less than $0.01.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
Further information about the Fund's performance is contained in the Fund's Annual Report, dated July 31, 2012, which can be obtained free of charge.

20

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$9.92	$9.93	$9.91	$9.86	$9.88
Income From Investment Operations:
Net investment income	0.06	0.05	0.07	0.17	0.41
Net realized and unrealized gain (loss) on investments	(0.00)[1]	(0.01)	0.01	0.05	(0.02)
TOTAL FROM INVESTMENT OPERATIONS	0.06	0.04	0.08	0.22	0.39
Less Distributions:
Distributions from net investment income	(0.06)	(0.05)	(0.06)	(0.17)	(0.41)
Net Asset Value, End of Period	$9.92	$9.92	$9.93	$9.91	$9.86
Total Return[2]	0.63%	0.41%	0.85%	2.29%	3.98%
Ratios to Average Net Assets:
Net expenses	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income	0.62%	0.51%	0.63%	1.71%	4.16%
Expense waiver/reimbursement[3]	0.29%	0.30%	0.28%	0.28%	0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$658,632	$461,592	$446,662	$273,540	$205,842
Portfolio turnover	38%	26%	40%	63%	29%

1	Represents less than $0.01.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated July 31, 2012, which can be obtained free of charge.

21

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$9.92	$9.93	$9.91	$9.86	$9.88
Income From Investment Operations:
Net investment income	0.05	0.04	0.06	0.16	0.40
Net realized and unrealized gain (loss) on investments	(0.00)[1]	(0.01)	0.01	0.05	(0.02)
TOTAL FROM INVESTMENT OPERATIONS	0.05	0.03	0.07	0.21	0.38
Less Distributions:
Distributions from net investment income	(0.05)	(0.04)	(0.05)	(0.16)	(0.40)
Net Asset Value, End of Period	$9.92	$9.92	$9.93	$9.91	$9.86
Total Return[2]	0.53%	0.31%	0.75%	2.19%	3.87%
Ratios to Average Net Assets:
Net expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	0.51%	0.39%	0.56%	1.39%	3.57%
Expense waiver/reimbursement[3]	0.30%	0.29%	0.28%	0.28%	0.33%
Supplemental Data:
Net assets, end of period (000 omitted)	$686,817	$159,691	$460,582	$728,861	$296,509
Portfolio turnover	38%	26%	40%	63%	29%

1	Represents less than $0.01.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated July 31, 2012, which can be obtained free of charge.

22

Appendix A: Hypothetical Investment and Expense Information
The following charts provide additional hypothetical information about the effect of the Fund's expenses, including investment advisory fees and other Fund costs, on the Fund's assumed returns over a 10-year period. The charts show the estimated expenses that would be incurred in respect of a hypothetical investment, of $10,000, assuming a 5% return each year, and no redemption of Shares. Each chart also assumes that the Fund's annual expense ratio stays the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used in each chart is the same as stated in the “Fees and Expenses” table of this Prospectus. The maximum amount of any sales charge that might be imposed on the purchase of Shares (and deducted from the hypothetical initial investment of $10,000; the “Front-End Sales Charge”) is reflected in the “Hypothetical Expenses” column. The hypothetical investment information does not reflect the effect of charges (if any) normally applicable to redemptions of Shares (e.g., deferred sales charges, redemption fees). Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below.

FEDERATED GOVERNMENT ULTRASHORT DURATION FUND - A CLASS
ANNUAL EXPENSE RATIO: 1.04%
MAXIMUM FRONT-END SALES CHARGE: 2.00%
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$490.00	$10,290.00	$303.94	$10,188.08
2	$10,188.08	$509.40	$10,697.48	$108.05	$10,591.53
3	$10,591.53	$529.58	$11,121.11	$112.33	$11,010.95
4	$11,010.95	$550.55	$11,561.50	$116.78	$11,446.98
5	$11,446.98	$572.35	$12,019.33	$121.41	$11,900.28
6	$11,900.28	$595.01	$12,495.29	$126.21	$12,371.53
7	$12,371.53	$618.58	$12,990.11	$131.21	$12,861.44
8	$12,861.44	$643.07	$13,504.51	$136.41	$13,370.75
9	$13,370.75	$668.54	$14,039.29	$141.81	$13,900.23
10	$13,900.23	$695.01	$14,595.24	$147.42	$14,450.68
Cumulative		$5,872.09		$1,445.57
FEDERATED GOVERNMENT ULTRASHORT DURATION FUND - IS CLASS
ANNUAL EXPENSE RATIO: 0.79%
MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$80.66	$10,421.00
2	$10,421.00	$521.05	$10,942.05	$84.06	$10,859.72
3	$10,859.72	$542.99	$11,402.71	$87.60	$11,316.91
4	$11,316.91	$565.85	$11,882.76	$91.29	$11,793.35
5	$11,793.35	$589.67	$12,383.02	$95.13	$12,289.85
6	$12,289.85	$614.49	$12,904.34	$99.13	$12,807.25
7	$12,807.25	$640.36	$13,447.61	$103.31	$13,346.44
8	$13,346.44	$667.32	$14,013.76	$107.66	$13,908.33
9	$13,908.33	$695.42	$14,603.75	$112.19	$14,493.87
10	$14,493.87	$724.69	$15,218.56	$116.91	$15,104.06
Cumulative		$6,061.84		$977.94

23

FEDERATED GOVERNMENT ULTRASHORT DURATION FUND - SS CLASS
ANNUAL EXPENSE RATIO: 0.85%
MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$86.76	$10,415.00
2	$10,415.00	$520.75	$10,935.75	$90.36	$10,847.22
3	$10,847.22	$542.36	$11,389.58	$94.11	$11,297.38
4	$11,297.38	$564.87	$11,862.25	$98.02	$11,766.22
5	$11,766.22	$588.31	$12,354.53	$102.09	$12,254.52
6	$12,254.52	$612.73	$12,867.25	$106.32	$12,763.08
7	$12,763.08	$638.15	$13,401.23	$110.74	$13,292.75
8	$13,292.75	$664.64	$13,957.39	$115.33	$13,844.40
9	$13,844.40	$692.22	$14,536.62	$120.12	$14,418.94
10	$14,418.94	$720.95	$15,139.89	$125.10	$15,017.33
Cumulative		$6,044.98		$1,048.95

24

Notes

[PAGE INTENTIONALLY LEFT BLANK]

An SAI dated September 30, 2012, is incorporated by reference into this Prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The SAI contains a description of the Fund's policies and procedures with respect to the disclosure of its portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your financial intermediary or the Fund at 1-800-341-7400.

These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated's website at FederatedInvestors.com.
You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's website at www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549. Call 1-202-551-8090 for information on the Public Reference Room's operations and copying fees.
Federated Government Ultrashort Duration Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Investment Company Act File No. 811-7193

CUSIP 31420B706
CUSIP 31420B888
CUSIP 31420B805
28242 (9/12)
Federated is a registered trademark of Federated Investors, Inc.
2012 ©Federated Investors, Inc.

Statement of Additional Information
September 30, 2012

Share Class	Ticker
A	FGUAX
Institutional	FGUSX
Service	FEUSX

Federated Government Ultrashort Duration Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

G00352-02 (9/12)
Federated is a registered trademark
of Federated Investors, Inc.
2012 ©Federated Investors, Inc.

Federated Government Ultrashort Duration Fund

A Portfolio of Federated Institutional Trust

This Statement of Additional Information (SAI) is not a Prospectus. Read this SAI in conjunction with the Prospectus for Federated Government Ultrashort Duration Fund (“Fund”), dated September 30, 2012.

This SAI incorporates by reference the Fund's Annual Report. Obtain the Prospectus or the Annual Report without charge by calling 1-800-341-7400.

Contents
1	How is the Fund Organized?
1	What are the Fund's Investment Strategies?
2	Securities in Which the Fund Invests
4	Investment Risks
5	Investment Objective and Investment Limitations
7	What Do Shares Cost?
9	How is the Fund Sold?
10	Purchases In-Kind
11	Subaccounting Services
11	Redemption In-Kind
11	Massachusetts Partnership Law
11	Account and Share Information
12	Tax Information
12	Who Manages and Provides Services to the Fund?
23	Financial Information
24	Addresses
25	Appendix

How is the Fund Organized?

The Fund is a diversified portfolio of Federated Institutional Trust (“Trust”). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on June 9, 1994. The Trust may offer separate series of shares representing interests in separate portfolios of securities.
The Board of Trustees (the “Board”) has established three classes of shares of the Fund, known as Class A Shares, Institutional Shares and Service Shares (“Shares”). Effective September 30, 2011, the Fund's Institutional Service Shares were redesignated as Service Shares. This SAI relates to all classes of Shares. The Fund's investment adviser is Federated Investment Management Company (“Adviser”).

What are the Fund's Investment Strategies?

Investment Strategies
The Fund is intended to provide returns consistent with investments in short-term securities issued or guaranteed by the U.S. government and U.S. government agencies. Most of the returns consist of interest income. The Fund also intends to qualify as a permissible investment for federal credit unions and savings associations, and will limit its investments accordingly. The Fund's overall strategy is therefore to invest in a portfolio of U.S. government securities and U.S. government agency securities (including mortgage-backed securities issued or guaranteed by U.S. government-sponsored entities (GSEs)) with an overall dollar-weighted average duration of one year or less. Duration measures the price sensitivity of a fixed-income security to changes in interest rates. A description of the various types of U.S. government securities (including repurchase agreements) in which the Fund invests, other investment techniques used by the Fund, and their risks, immediately follows this strategy section.
Within the one-year duration constraint, the Adviser will seek to increase the Fund's current income by lengthening or shortening portfolio duration based on its interest rate outlook. The Adviser will typically lengthen the portfolio duration when it expects interest rates to decline, and typically shorten the portfolio duration when it expects interest rates to increase. The Adviser formulates its interest rate outlook and otherwise attempts to anticipate changes in economic and market conditions by analyzing a variety of factors, such as:
■	current and expected U.S. economic growth;
■	current and expected interest rates and inflation;
■	the Federal Reserve Board's monetary policy; and
■	changes in the supply of or demand for U.S. government securities.
The Fund may also seek to increase its income and duration by investing in longer duration fixed-rate pass-through certificates, CMOs and other fixed-rated U.S. government securities, including zero-coupon securities and Treasury inflation-protected securities. The targeted portfolio duration will limit the amount of these securities held in the portfolio.
Within each component of the portfolio, the Adviser makes decisions of which securities to buy and sell based on the relative yield of available securities with comparable durations. The relative yield of a security is determined by comparing its yield to that of a U.S. Treasury security of similar duration. This difference is referred to as the “spread.” Under normal market conditions, agency securities will have a positive spread and mortgage-backed securities will have a larger spread than other agency securities. The positive spread results from a number of factors, including the fact that some agency securities are not backed by the full faith and credit of the United States and the prepayment risk inherent in mortgage-backed securities.
Once the Adviser has determined the duration of the securities needed to achieve the portfolio's targeted duration, all other factors being equal, the Fund will tend to hold securities offering the highest spreads. For mortgage-backed securities, the decision to buy or sell also involves assessment of the available spreads relative to specific interest rate and prepayment risks, such as average life variability, price sensitivity to changes in market spread levels and price sensitivity to changes in the level of interest rate volatility. The Fund may also enter into term repurchase agreements when they offer higher returns than those expected for overnight repurchase agreements over the term or higher spreads than agency securities of comparable duration.
The Fund may also seek to increase its income by lending its portfolio securities or engaging in dollar roll transactions.
The portion of the portfolio invested in money market eligible securities (particularly overnight repurchase agreements) generally provides sufficient cash to pay for daily net redemptions and portfolio transactions. In the event that the Fund does not have sufficient cash for these purposes, it could incur overdrafts, enter into reverse repurchase agreements or otherwise borrow money in accordance with its investment limitations. The Fund also reserves the right to redeem Shares in kind with portfolio securities. See “Redemptions In-Kind” for further information.
Mortgage-backed pass-through certificates are typically offered or traded on a “to-be-announced” or other delayed delivery basis. Other U.S. government securities may also be offered on a delayed delivery basis. The Fund will enter into trades on this basis in order to participate in these offerings or trade these securities.

There is no assurance that the Adviser's efforts to forecast market interest rates and assess the impact of changes in market interest rates and spreads in particular will be successful.
The Adviser evaluates the Fund's investment strategy by comparing the performance of the Fund's portfolio to an index composed of United States Treasury bills with maturities of six months (the “Index”). The Adviser's basic strategy seeks to construct a portfolio that will perform favorably when compared to the Index over the long-term. The Adviser tries to vary the portfolio's performance from the Index by, among other things:
■	varying the portfolio's effective duration as compared to the Index;
■	creating a portfolio of securities with a different mixture of effective durations as compared to the composition of the Index;
■	investing a larger percentage of the portfolio in certain types of securities as compared to the composition of the Index, or investing in types of securities[1] that are not included in the Index; and
■	investing a large percentage of the portfolio in a specific security as compared to the Index, or investing the portfolio in securities that are not included in the Index.
The Fund currently uses the Bank of America Merrill Lynch 6-Month Treasury Bill Index as the Index.
Because the Fund refers to U.S. government investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to invest, under normal circumstances, less than 80% of its assets in U.S. government investments.
1	The Adviser may refer to types of securities (such as Treasury, agency, mortgage-backed or corporate debt securities) as “sectors” of the fixed-income market.
Securities in Which the Fund Invests
The principal securities or other investments in which the Fund invests are described in the Fund's Prospectus. The Fund also may invest in securities or other investments as non-principal investments for any purpose that is consistent with its investment objective. The following information is either additional information in respect of a principal security or other investment referenced in the Prospectus or information in respect of a non-principal security or other investment (in which case there is no related disclosure in the Prospectus).
SECURITIES DESCRIPTIONS AND TECHNIQUES
Fixed-Income Securities
Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or may be adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. Fixed-income securities provide more regular income than equity securities. However, the returns on fixed-income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed-income securities as compared to equity securities.
A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a “discount”) or more (a “premium”) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.
The following describes the types of fixed-income securities, in addition to those listed in the Prospectus, in which the Fund invests.
Treasury Inflation-Protected Securities (A Fixed-Income Security)
TIPs are Treasury securities whose principal is adjusted for changes in the Consumer Price Index (CPI) and whose interest rate remains fixed throughout the term of the security. The CPI is a widely used measurement of inflation or deflation in the U.S. economy. During a period of inflation, changes in the CPI should cause the principal to increase; during a period of deflation, changes in the CPI should cause the principal to decrease. The interest payments on the security are made every six months. The amount of interest paid is based on the adjusted principal amount of the security at the time of payment. At maturity, the security is redeemed at the greater of the original principal amount of the security or the adjusted principal amount of the security. While TIPS protect the principal amount of the security against inflation, they typically offer lower initial interest rates than other Treasury securities during a period of inflation.

Sequential CMOs (A Type of CMO)
In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

PACs, TACs and Companion Classes (A Type of CMO)
More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.
Zero-Coupon Securities (A Fixed-Income Security)
Zero-coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero-coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero-coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero-coupon security.
There are many forms of zero-coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.
SPECIAL TRANSACTIONS
Reverse Repurchase Agreements
Reverse repurchase agreements (which are considered a type of special transaction for asset segregation or asset coverage purposes) are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.
Delayed Delivery Transactions
Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default. The Fund will purchase and sell securities via regular way settlement within the time frame established for the industry and such transactions will be accomplished on a delivery versus payment basis.
Securities Lending
The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.
The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.
Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.
Securities lending activities are subject to interest rate risks and credit risks.

Inter-Fund Borrowing and Lending Arrangements
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. (“Federated funds”) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending Federated funds, and an inter-fund loan is only made if it benefits each participating Federated fund. Federated Investors, Inc. (“Federated”) administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating Federated funds.
For example, inter-fund lending is permitted only: (a) to meet shareholder redemption requests; (b) to meet commitments arising from “failed” trades; and (c) for other temporary purposes. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending Federated fund than market-competitive rates on overnight repurchase agreements (“Repo Rate”) and more attractive to the borrowing Federated fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (“Bank Loan Rate”), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.
Portfolio Turnover
The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.
Investment Risks
There are many risk factors which may affect an investment in the Fund. The Fund's principal risks are described in its Prospectus. The following information is either additional information in respect of a principal risk factor referenced in the Prospectus or information in respect of a non-principal risk factor applicable to the Fund (in which case there is no related disclosure in the Prospectus).

Call Risk

Call risk is the possibility that an issuer may redeem a fixed-income security before maturity (a “call”) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.
If a fixed-income security is called, the Fund may have to reinvest the proceeds in other fixed-income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Liquidity Risk

Trading opportunities are more limited for fixed-income securities that have not received any credit ratings, have received any credit ratings below investment grade or are not widely held.
Trading opportunities are also more limited for CMOs that have complex terms or that are not widely held. Trading opportunities are also more limited for inverse floaters that have complex terms or that are not widely held.
These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.
Liquidity risk also refers to the possibility that the Fund may not be able to sell a security when it wants to. If this happens, the Fund will be required to continue to hold the security, and the Fund could incur losses.

Risk Associated with Complex CMOs

CMOs with complex or highly variable prepayment terms, such as companion classes, Inverse Floaters and residuals, generally entail greater market, prepayment and liquidity risks than other mortgage-backed securities. For example, their prices are more volatile and their trading market may be more limited.

RISK OF INVESTING IN CERTAIN MBS

MBS backed by participations in reverse mortgages may carry risks different from and in addition to risks of other MBS. A reverse mortgage is a home loan in which a lender makes a loan to a homeowner based on the equity in the home. To qualify for a reverse mortgage loan, a homeowner must be older than a certain specified age. Unlike a traditional mortgage, there are no scheduled payments of principal or interest. Repayment does not occur until, in most cases, the borrower ceases to own the home (including, as a result of the borrower's death) or to use it as a primary residence. Accordingly, the timing of payments made on these loans (and, by extension, MBS backed by such loans) is uncertain and may occur sooner or later than anticipated. The rate of principal and total amount of interest payments on any reverse mortgages is based on many factors, including relevant interest rates and borrower mortality, that may in turn affect the value of the pools of such mortgages. Due to the nature of reverse mortgages, they may react differently from traditional mortgages to economic, geographic and other factors. There is a limited amount of historical data regarding the performance of reverse MBS pools.

Risk Associated with Temporary Liquidity Guarantee Program

The Fund may invest in securities guaranteed by the Federal Deposit Insurance Corporation (FDIC), an instrumentality of the United States, under its Temporary Liquidity Guarantee Program (“Program”). Under the Program, if the issuer of the security does not make timely payment of principal or interest in accordance with the terms of such security, the FDIC will make scheduled payments of unpaid principal and interest.
In order to receive payments from the FDIC, the Fund would be required to make a written demand with a conforming proof of claim (collectively, “Demand”) following an issuer's nonpayment of principal or interest. There is no designated period within which the FDIC is required to make guarantee payments after receipt and verification of the Demand. Accordingly, the guarantee payments on a portfolio security held by the Fund could be delayed from the date that payment was due under the terms of such security.

Risk Associated with the Investment Activities of Other Accounts

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser and accounts managed by affiliates of the Adviser. Therefore, it is possible that investment-related actions taken by such other accounts could adversely impact the Fund with respect to, for example, the value of Fund portfolio holdings, and/or prices paid to or received by the Fund on its portfolio transactions, and/or the Fund's ability to obtain or dispose of portfolio securities. Related considerations are discussed elsewhere in this SAI under “Brokerage Transactions and Investment Allocation.”
Investment Objective and Investment Limitations

The Fund's investment objective is current income. The investment objective may not be changed by the Fund's Trustees without shareholder approval.

Diversification of Investments
With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.
Issuing Senior Securities and Borrowing Money
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 (“1940 Act”).
Investing in Real Estate
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.
Investing in Commodities
The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

Underwriting
The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.
Lending Cash or Securities
The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.
Concentration of Investments
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.
The above limitations cannot be changed unless authorized by the Board and by the “vote of a majority of its outstanding voting securities,” as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.
Pledging Assets
The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.
Buying Securities on Margin
The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.
Investing in Illiquid Securities
The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.
Application of Concentration Restriction
In applying the Fund's concentration restriction: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities.
To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Fund will not exclude foreign bank instruments from industry concentration tests so long as the policy of the SEC remains in effect. As a non-fundamental operating policy, the Fund will consider concentration to be the investment of more than 25% of the value of its total assets in any one industry.
Additional Information

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be “cash items” and “bank instruments.” Except with respect to borrowing money, if a percentage limitations is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.
Non-Fundamental Names Rule Policy
Because the Fund refers to government investment in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the fund to invest, under normal circumstances, less than 80% of its assets (plus any borrowings for investment purposes) in government investments.

What Do Shares Cost?
Determining Market Value of Securities
A Share's net asset value (NAV) is determined as of the end of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund calculates the NAV of each class by valuing the assets allocated to the Share's class, subtracting the liabilities allocated to the class and dividing the balance by the number of Shares of the class outstanding. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the Shareholders of a particular class are entitled. The NAV is calculated to the nearest whole cent per Share.
In calculating its NAV, the Fund generally values investments as follows:
■	Equity securities listed on a U.S. securities exchange or traded through the U.S. national market system are valued at their last reported sale price or official closing price in their principal exchange or market. If a price is not readily available, such equity securities are valued based upon the mean of closing bid and asked quotations from one or more dealers.
■	Other equity securities traded primarily in the United States are valued based upon the mean of closing bid and asked quotations from one or more dealers.
■	Equity securities traded primarily through securities exchanges and regulated market systems outside the United States are valued at their last reported sale price or official closing price in their principal exchange or market. These prices may be adjusted for significant events occurring after the closing of such exchanges or market systems as described below. If a price is not readily available, such equity securities are valued based upon the mean of closing bid and asked quotations from one or more dealers.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board. The methods used by pricing services to determine such price evaluations are described below. If a price evaluation is not readily available, such fixed-income securities are fair valued based upon price evaluations from one or more dealers.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost as described below.
■	Futures contracts listed on exchanges are valued at their reported settlement price. Option contracts listed on exchanges are valued based upon the mean of closing bid and asked quotations reported by the exchange or from one or more futures commission merchants.
■	OTC derivative contracts are fair valued using price evaluations provided by various pricing services approved by the Board. The methods used by pricing services to determine such price evaluations are described below. If a price evaluation is not readily available, such derivative contracts are fair valued based upon price evaluations from one or more dealers or using a recognized pricing model for the contract.
■	Shares of other mutual funds are valued based upon their reported NAVs. The prospectuses for these mutual funds explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV. The Fund will not use a pricing service or dealer who is an affiliated person of the Adviser to value investments.
Noninvestment assets and liabilities are valued in accordance with Generally Accepted Accounting Principles (GAAP). The NAV calculation includes expenses, dividend income, interest income and other income through the date of the calculation. Changes in holdings of investments and in the number of outstanding Shares are included in the calculation not later than the first business day following such change. Any assets or liabilities denominated in foreign currencies are converted into U.S. dollars using an exchange rate obtained from one or more currency dealers.
The Fund follows procedures that are common in the mutual fund industry regarding errors made in the calculation of its NAV. This means that, generally, the Fund will not correct errors of less than one cent per Share or errors that did not result in net dilution to the Fund.

Amortized Cost Values
Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If the amount payable at maturity exceeds the initial cost (a “discount”), then the daily accrual is increased; if the initial cost exceeds the amount payable at maturity (a “premium”), then the daily accrual is decreased. The Fund adds the amount of the increase to (in the case of a discount), or subtracts the amount of the decrease from (in the case of a premium), the investment's cost each day. The Fund uses this adjusted cost to value the investment.
Fair Valuation and Significant Events Procedures

The Board has ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Board has appointed a Valuation Committee comprised of officers of the Fund, the Adviser and the Adviser's affiliated companies to assist in this responsibility and in overseeing the calculation of the NAV. The Board has also authorized the use of pricing services recommended by the Valuation Committee to provide price evaluations of the current fair value of certain investments for purposes of calculating the NAV.

Pricing Service Valuations. Based on the recommendations of the Valuation Committee, the Board has authorized the Fund to use pricing services that provide daily fair value evaluations of the current value of certain investments, primarily fixed-income securities and OTC derivatives contracts. Different pricing services may provide different price evaluations for the same security because of differences in their methods of evaluating market values. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. A pricing service may find it more difficult to apply these and other factors to relatively illiquid or volatile investments, which may result in less frequent or more significant changes in the price evaluations of these investments. If a pricing service determines that it does not have sufficient information to use its standard methodology, it may evaluate an investment based on the present value of what investors can reasonably expect to receive from the issuer's operations or liquidation.
Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts.
Fair Valuation Procedures. The Board has established procedures for determining the fair value of investments for which price evaluations from pricing services or dealers and market quotations are not readily available. The procedures define an investment's “fair value” as the price that the Fund might reasonably expect to receive upon its current sale. The procedures assume that any sale would be made to a willing buyer in the ordinary course of trading. The procedures require consideration of factors that vary based on the type of investment and the information available. Factors that may be considered in determining an investment's fair value include: (1) the last reported price at which the investment was traded; (2) information provided by dealers or investment analysts regarding the investment or the issuer; (3) changes in financial conditions and business prospects disclosed in the issuer's financial statements and other reports; (4) publicly announced transactions (such as tender offers and mergers) involving the issuer; (5) comparisons to other investments or to financial indices that are correlated to the investment; (6) with respect to fixed-income investments, changes in market yields and spreads; (7) with respect to investments that have been suspended from trading, the circumstances leading to the suspension; and (8) other factors that might affect the investment's value.
The Valuation Committee is responsible for the day-to-day implementation of these procedures. The Valuation Committee may also authorize the use of a financial valuation model to determine the fair value of a specific type of investment. The Board periodically reviews and approves the fair valuations made by the Valuation Committee and any changes made to the procedures.
Using fair value to price investments may result in a value that is different from an investment's most recent closing price and from the prices used by other mutual funds to calculate their NAVs. The fair value of an investment will generally remain unchanged in the absence of new information relating to the investment or its issuer, such as changes in the issuer's business or financial results, or relating to external market factors, such as trends in the market values of comparable securities. This may result in less frequent, and larger, changes in fair value prices as compared to prices based on market quotations or price evaluations from pricing services or dealers.

Significant Events. The Board has adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
■	With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations or litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. The pricing service uses models that correlate changes between the closing and opening price of equity securities traded primarily in non-U.S. markets to changes in prices in U.S.-traded securities and derivative contracts. The pricing service seeks to employ the model that provides the most significant correlation based on a periodic review of the results. The model uses the correlation to adjust the reported closing price of a foreign equity security based on information available up to the close of the NYSE.

For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the fair value of the investment is determined using the methods discussed above in “Fair Valuation Procedures.” The Fund currently does not rely on price evaluations determined before the close of regular trading on the NYSE for any fixed-income securities. The Board has ultimate responsibility for any fair valuations made in response to a significant event.

How is the Fund Sold?
Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

Rule 12b-1 Plan (CLASS A SHARES AND SERVICE SHARES)

As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor for activities principally intended to result in the sale of Shares such as advertising and marketing of Shares (including printing and distributing prospectuses and sales literature to prospective shareholders and financial intermediaries) and providing incentives to financial intermediaries to sell Shares. The Plan is also designed to cover the cost of administrative services performed in conjunction with the sale of Shares, including, but not limited to, shareholder services, recordkeeping services and educational services, as well as the costs of implementing and operating the Plan. The Rule 12b-1 Plan allows the Distributor to contract with financial intermediaries to perform activities covered by the Plan. The Rule 12b-1 Plan is expected to benefit the Fund in a number of ways. For example, it is anticipated that the Plan will help the Fund attract and retain assets, thus providing cash for orderly portfolio management and Share redemptions and possibly helping to stabilize or reduce other operating expenses.
In addition, the Plan is integral to the multiple class structure of the Fund, which promotes the sale of Shares by providing a range of options to investors. The Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.
The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.
For some classes of shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.
Additional Payments To Financial Intermediaries
The Distributor may pay out of its own resources amounts (including items of material value) to certain financial intermediaries. In some cases, such payments may be made by, or funded from the resources of, companies affiliated with the Distributor (including the Adviser). While Financial Industry Regulatory Authority (FINRA) regulations limit the sales charges that you may bear, there are no limits with regard to the amounts that the Distributor may pay out of its own resources. In addition to the payments which are generally described herein and in the Prospectus, the financial intermediary also may receive payments under the Rule 12b-1 Plan and/or Service Fees. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated funds within the financial intermediary's organization by, for example, placement on a list of preferred or recommended funds and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary's organization. You can ask your financial intermediary for information about any payments it receives from the Distributor or the Federated funds and any services provided.
The following examples illustrate the types of instances in which the Distributor may make additional payments to financial intermediaries.
Supplemental Payments
The Distributor may make supplemental payments to certain financial intermediaries that are holders or dealers of record for accounts in one or more of the Federated funds. These payments may be based on such factors as: the number or value of Shares the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary.
Processing Support Payments
The Distributor may make payments to financial intermediaries that sell Federated fund shares to help offset their costs associated with client account maintenance support, statement processing and transaction processing. The types of payments that the Distributor may make under this category include: payment of ticket charges on a per-transaction basis; payment of networking fees; and payment for ancillary services such as setting up funds on the financial intermediary's mutual fund trading system.
Retirement Plan Program Servicing Payments
The Distributor may make payments to certain financial intermediaries who sell Federated fund shares through retirement plan programs. A financial intermediary may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services. In addition to participant recordkeeping, reporting or transaction processing, retirement plan program services may include: services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education; plan balance rollover or separation; or other similar services.
Other Benefits to Financial Intermediaries
From time to time, the Distributor, at its expense, may provide additional compensation to financial intermediaries that sell or arrange for the sale of Shares. Such compensation may include financial assistance to financial intermediaries that enable the Distributor to participate in or present at conferences or seminars, sales or training programs for invited employees, client and investor events and other financial intermediary-sponsored events.
The Distributor also may hold or sponsor, at its expense, sales events, conferences and programs for employees or associated persons of financial intermediaries and may pay the travel and lodging expenses of attendees. The Distributor also may provide, at its expense, meals and entertainment in conjunction with meetings with financial intermediaries. Other compensation may be offered to the extent not prohibited by applicable laws, regulations or the rules of any self-regulatory agency, such as FINRA.
UNDERWRITING COMMISSIONS
The following chart reflects the total front-end sales charges paid in connection with the sale of Class A Shares and the amount retained by the Distributor for the last three fiscal years ended July 31.

	2012		2011		2010
	Total Sales Charges	Amount Retained	Total Sales Charges	Amount Retained	Total Sales Charges	Amount Retained
Class A Shares	$3,562	$0	$1,639	$0	$17,721	$2

Purchases In-Kind
You may contact the Distributor to request a purchase of Shares using securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. An in-kind purchase may be treated as a sale of your securities for federal tax purposes; please consult your tax adviser regarding potential tax liability.

Subaccounting Services
Certain financial intermediaries may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Financial intermediaries holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the financial intermediary about the services provided, the fees charged for those services and any restrictions and limitations imposed.
Redemption In-Kind
Although the Fund generally intends to pay Share redemptions in cash, it reserves the right, on its own initiative or in response to a shareholder request, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.
Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.
Any Share redemption payment greater than this amount will also be in cash unless the Fund elects to pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV.
Redemption in-kind is not as liquid as a cash redemption. Shareholders receiving the portfolio securities could have difficulty selling them, may incur related transaction costs and would be subject to risks of fluctuations in the securities' values prior to sale.
Massachusetts Partnership Law
Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.
In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.
Account and Share Information
Voting Rights
Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.
All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only shares of that Fund or class are entitled to vote.
Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding Shares of all series entitled to vote.

As of September 4, 2012, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class A Shares: Principal Financial Group, Des Moines, IA, owned approximately 2,634,859 Shares (38.68%); UBS, Jersey City, NJ, owned approximately 1,275,362 Shares (18.72%); and Morgan Stanley & Co., Jersey City, NJ, owned approximately 590,273 Shares (8.66%).
As of September 4, 2012, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Shares: National Financial Services LLC, Jersey City, NJ, owned approximately 22,479,856 Shares (32.83%); Charles Schwab & Co., Inc., San Francisco, CA, owned approximately 7,323,880 Shares (10.69%); and Morgan Stanley & Co., Jersey City, NJ, owned approximately 5,505,847 Shares (8.04%).
As of September 4, 2012, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Service Shares: Lincoln Life Insurance Co., Fort Wayne, IN, owned approximately 44,383,120 Shares (64.80%); Bank of Guam, Hagatna, GU, owned approximately 6,107,130 Shares (8.91%); and Lincoln Life & Annuity Co. of New York, Fort Wayne, IN, owned approximately 5,032,657 Shares (7.34%).

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.
Principal Financial Group is organized in the state of Delaware.

National Financial Services LLC is organized in the state of Delaware and is a subsidiary of FMR LLC, organized in the state of Delaware.
Lincoln Life Insurance Co., is organized in the state of New York and is a subsidiary of Lincoln National Corporation, organized in the state of Pennsylvania.

Tax Information
Federal Income Tax
The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code (“Code”) applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.
The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.
The Fund is entitled to a loss carryforward, which may reduce the taxable income or gain that the Fund would realize, and to which the shareholder would be subject, in the future.
Tax Basis Information

Under the Energy Improvement and Extension Act of 2008, the Fund's Transfer Agent will be required to provide you with the cost basis information on the sale of any of your Shares in the Fund, subject to certain exceptions. This cost basis reporting requirement is effective for shares purchased in the Fund on or after January 1, 2012.

Who Manages and Provides Services to the Fund?
Board of Trustees

The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2011, the Trust comprised three portfolios, and the Federated Fund Complex consisted of 43 investment companies (comprising 134 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Complex and serves for an indefinite term.
As of September 4, 2012, the Fund's Board and Officers as a group owned less than 1% of each Class of the Fund's outstanding Shares.

qualifications of Independent Trustees
Individual Trustee qualifications are noted in the “Independent Trustees Background and Compensation” chart. In addition, the following characteristics are among those that were considered for each existing Trustee and will be considered for any Nominee Trustee.
■	Outstanding skills in disciplines deemed by the Independent Trustees to be particularly relevant to the role of Independent Trustee and to the Federated funds, including legal, accounting, business management, the financial industry generally and the investment industry particularly.
■	Desire and availability to serve for a substantial period of time, taking into account the Board's current mandatory retirement age of 73 years.
■	No conflicts which would interfere with qualifying as independent.
■	Appropriate interpersonal skills to work effectively with other Independent Trustees.
■	Understanding and appreciation of the important role occupied by Independent Trustees in the regulatory structure governing regulated investment companies.
■	Diversity of background.

interested Trustees Background and Compensation
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)	Aggregate Compensation From Trust (past fiscal year)	Total Compensation From Trust and Federated Fund Complex (past calendar year)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: June 1994	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee. Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.	$0	$0
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: July 1999	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport
	Research, Ltd.	$0	$0
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
Independent Trustees Background, Qualifications and Compensation

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Other Directorships Held for Past Five Years, Previous Position(s) and Qualifications	Aggregate Compensation From Trust (past fiscal year)	Total Compensation From Trust and Federated Fund Complex (past calendar year)
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Complex. Other Directorships Held: Director, Chairman of the Audit Committee, and member of the Compensation Committee, Michael Baker Corporation (architecture, engineering and construction services). Previous Position: Partner, Andersen Worldwide SC. Qualifications: Public accounting and director experience.	$901.14	$247,500
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
	Qualifications: Business management and director experience.	$819.22	$225,000

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Other Directorships Held for Past Five Years, Previous Position(s) and Qualifications	Aggregate Compensation From Trust (past fiscal year)	Total Compensation From Trust and Federated Fund Complex (past calendar year)
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Complex; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Our Campaign for the Church Alive, Inc.
Previous Position: Pennsylvania Superior Court Judge.
	Qualifications: Legal and director experience.	$819.22	$223,567.97
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: June 1994	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex. Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange. Qualifications: Business management, mutual fund services and director experience.	$1,128.72	$310,000
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: July 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
	Qualifications: Banking, business management, education and director experience.	$911.57	$253,125
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Complex; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
	Qualifications: Business management, mutual fund, director and investment experience.	$901.14	$247,500

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Other Directorships Held for Past Five Years, Previous Position(s) and Qualifications	Aggregate Compensation From Trust (past fiscal year)	Total Compensation From Trust and Federated Fund Complex (past calendar year)
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: July 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc. Previous Position: Vice President, Walsh & Kelly, Inc. Qualifications: Business management and director experience.	$911.20	$247,500

OFFICERS**

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: June 1994	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 Treasurer Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 Vice President Began serving: November 1998	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Began serving: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: November 1998	Principal Occupations: Susan R. Hill has been the Fund's Portfolio Manager since July 1997. She is Vice President of the Trust with respect to the Fund. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill has received the Chartered Financial Analyst designation and holds an M.S. in Industrial Administration from Carnegie Mellon University.
Donald T. Ellenberger Birth Date: July 24, 1958 VICE PRESIDENT Began serving: June 2012	Principal Occupations: Donald T. Ellenberger has been the Fund's portfolio manager since November 2003. He is Vice President of the Trust with respect to the Fund. He is a Senior Portfolio Manager and Co-Head of the Government/Mortgage-Backed Fixed Income Groups. He joined Federated in 1996 as a Portfolio Manager and a Vice President of a Federated advisory subsidiary. He became a Senior Vice President of the Fund's Adviser in January 2005 and served as a Vice President of the Fund's Adviser from 1997 through 2004. From 1986 to 1996, he served as a Trader/Portfolio Manager for Mellon Bank, N.A. Mr. Ellenberger received his M.B.A. in Finance from Stanford University.
Liam O'Connell Birth Date: October 17, 1976 Vice President Began serving: June 2012	Principal Occupations: Liam O'Connell has been the Fund's Portfolio Manager since November 2010 . He is Vice President of the Trust with respect to the Fund. Mr. O'Connell joined Federated in September 2003 as an Investment Analyst of the Fund's Adviser. He was named an Assistant Vice President of the Adviser in January 2005. From 2001 to 2003, Mr. O'Connell attended MIT's Sloan School of Management, receiving his M.B.A. Mr. O'Connell served as an engineer with the Naval Surface Warfare Center from 1998 to 2001. Mr. O'Connell also holds a B.S. in Naval Architecture and Marine Engineering from the Webb Institute of Naval Architecture and an M.S. from the Johns Hopkins University.

**	Officers do not receive any compensation from the Fund.
In addition, the Fund has appointed an Anti-Money-Laundering Compliance Officer.
BOARD LEADERSHIP STRUCTURE
As required under the terms of certain regulatory settlements, the Chairman of the Board is not an interested person of the Fund and neither the Chairman, nor any firm with which the Chairman is affiliated, has a prior relationship with Federated or its affiliates or (other than his position as a Trustee) with the Fund.
Committees of the Board

Board Committee	Committee Members	Committee Functions	Meetings Held During Last Fiscal Year
Executive	John F. Donahue Peter E. Madden John S. Walsh	In between meetings of the full Board, the Executive Committee generally may exercise all the powers of the full Board in the management and direction of the business and conduct of the affairs of the Trust in such manner as the Executive Committee shall deem to be in the best interests of the Trust. However, the Executive Committee cannot elect or remove Board members, increase or decrease the number of Trustees, elect or remove any Officer, declare dividends, issue shares or recommend to shareholders any action requiring shareholder approval.	One
Audit	Nicholas P. Constantakis Charles F. Mansfield, Jr. Thomas M. O'Neill John S. Walsh	The purposes of the Audit Committee are to oversee the accounting and financial reporting process of the Fund, the Fund's internal control over financial reporting and the quality, integrity and independent audit of the Fund's financial statements. The Committee also oversees or assists the Board with the oversight of compliance with legal requirements relating to those matters, approves the engagement and reviews the qualifications, independence and performance of the Fund's independent registered public accounting firm, acts as a liaison between the independent registered public accounting firm and the Board and reviews the Fund's internal audit function.	Eight
Nominating	Nicholas P. Constantakis John F. Cunningham Maureen Lally-Green Peter E. Madden Charles F. Mansfield, Jr. Thomas M. O'Neill John S. Walsh	The Nominating Committee, whose members consist of all Independent Trustees, selects and nominates persons for election to the Fund's Board when vacancies occur. The Committee will consider candidates recommended by shareholders, Independent Trustees, officers or employees of any of the Fund's agents or service providers and counsel to the Fund. Any shareholder who desires to have an individual considered for nomination by the Committee must submit a recommendation in writing to the Secretary of the Fund, at the Fund's address appearing on the back cover of this SAI. The recommendation should include the name and address of both the shareholder and the candidate and detailed information concerning the candidate's qualifications and experience. In identifying and evaluating candidates for consideration, the Committee shall consider such factors as it deems appropriate. Those factors will ordinarily include: integrity, intelligence, collegiality, judgment, diversity, skill, business and other experience, qualification as an “Independent Trustee,” the existence of material relationships which may create the appearance of a lack of independence, financial or accounting knowledge and experience and dedication and willingness to devote the time and attention necessary to fulfill Board responsibilities.	Two

BOARD'S ROLE IN RISK OVERSIGHT
The Board's role in overseeing the Fund's general risks includes receiving performance reports for the Fund and risk management reports from Federated's Chief Risk Officer at each regular Board meeting. The Chief Risk Officer is responsible for enterprise risk management at Federated, which includes risk management committees for investment management and for investor services. The Board also receives regular reports from the Fund's Chief Compliance Officer regarding significant compliance risks.
On behalf of the Board, the Audit Committee plays a key role overseeing the Fund's financial reporting and valuation risks. The Audit Committee meets regularly with the Fund's Principal Financial Officer and outside auditors, as well as with Federated's Chief Audit Executive to discuss financial reporting and audit issues, including risks relating to financial controls.

Board Ownership Of Shares In The Fund And In The Federated Family Of Investment Companies As Of December 31, 2011

Interested Board Member Name	Dollar Range of Shares Owned in Federated Government Ultrashort Duration Fund	Aggregate Dollar Range of Shares Owned in Federated Family of Investment Companies
John F. Donahue	None	Over $100,000
J. Christopher Donahue	None	Over $100,000
Independent Board Member Name
Nicholas P. Constantakis	None	Over $100,000
John F. Cunningham	None	Over $100,000
Maureen Lally-Green	None	Over $100,000
Peter E. Madden	None	Over $100,000
Charles F. Mansfield, Jr.	None	Over $100,000
Thomas M. O'Neill	None	Over $100,000
John S. Walsh	None	Over $100,000

Investment Adviser
The Adviser conducts investment research and makes investment decisions for the Fund.
The Adviser is a wholly owned subsidiary of Federated.
The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties imposed upon it by its contract with the Trust.
Portfolio Manager Information
As a general matter, certain conflicts of interest may arise in connection with a portfolio manager's management of a fund's investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research or “soft dollars”). The Adviser has adopted policies and procedures and has structured the portfolio managers' compensation in a manner reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.
The following information about the Fund's Portfolio Managers is provided as of the end of the Fund's most recently completed fiscal year unless otherwise indicated.
Don Ellenberger, Portfolio Manager

Types of Accounts Managed by Don Ellenbeger	Total Number of Additional Accounts Managed/Total Assets*
Registered Investment Companies	8/$1,549 million
Other Pooled Investment Vehicles	2/$2,461 million
Other Accounts	10/$1,295 million
*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Fund: $1-$10,000.

Don Ellenberger is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive, position-specific salary range, based on the portfolio manager's experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance (IPP) and, to a lesser extent, Financial Success, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (“Federated”). The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.

IPP is measured on a rolling one, three and five calendar year pre-tax gross total return basis vs. the Fund's benchmark (i.e., Bank of America Merrill Lynch 6-Month Treasury Index) and vs. the Fund's designated peer group of comparable accounts. Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one year of performance history under a portfolio manager may be excluded. As noted above, Mr. Ellenberger is also the portfolio manager for other accounts in addition to the Fund. Such other accounts may have different benchmarks and performance measures. For purposes of calculating the annual incentive amount, each fund or account is categorized into one of two IPP groups. Within each performance measurement period and IPP group, IPP is calculated on the basis of an assigned weighting to each account or fund managed by the portfolio manager and included in the IPP groups. The weighting assigned to the Fund is less than the weighting assigned to other accounts or funds used to determine IPP. In addition, Mr. Ellenberger serves on one or more Investment Teams that establish guidelines on various performance drivers (e.g., currency, duration, sector, volatility, and/or yield curve) for taxable fixed income funds. A portion of the IPP score is based on Federated's senior management's assessment of team contributions. A portion of the bonus tied to the IPP score may be adjusted based on management's assessment of overall contributions to fund performance and any other factors as deemed relevant.

The Financial Success category is designed to tie the portfolio manager's bonus, in part, to Federated's overall financial results. Funding for the Financial Success category may be determined on a product or asset class basis, as well as on corporate financial results. Senior Management determines individual Financial Success bonuses on a discretionary basis, considering overall contributions and any other factors deemed relevant.

Susan Hill, Portfolio Manager

Types of Accounts Managed by Sue Hill	Total Number of Additional Accounts Managed/Total Assets*
Registered Investment Companies	13/$108,393 million
Other Pooled Investment Vehicles	3/$19,148 million
Other Accounts	0/$0

*	None of the Accounts has an advisory fee that is based on the performance of the account.
Dollar value range of shares owned in the Fund: None.
Susan Hill is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive, position-specific salary range, based on the portfolio manager's experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance (IPP) and, to a lesser extent, Financial Success, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (“Federated”). The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.

IPP is measured on a rolling one, three and five calendar year pre-tax gross total return basis vs. the Fund's benchmark (i.e., Bank of America Merrill Lynch 6-Month Treasury Index) and vs. the Fund's designated peer group of comparable accounts. Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one year of performance history under a portfolio manager may be excluded. As noted above, Ms. Hill is also the portfolio manager for other accounts in addition to the Fund. Such other accounts may have different benchmarks and performance measures. The performance of certain of these accounts is excluded when calculating IPP. Within each performance measurement period, IPP is calculated with an equal weighting of each included account managed by the portfolio manager. In addition, Ms. Hill serves on one or more Investment Teams that establish guidelines on various performance drivers (e.g., currency, duration, sector, volatility and/or yield curve) for taxable fixed income funds. A portion of the IPP score is based on Federated's senior management's assessment of team contributions. A portion of the bonus tied to the IPP score may be adjusted based on management's assessment of overall contributions to fund performance and any other factors as deemed relevant.

The Financial Success category is designed to tie the portfolio manager's bonus, in part, to Federated's overall financial results. Funding for the Financial Success category may be determined on a product or asset class basis, as well as on corporate financial results. Senior Management determines individual Financial Success bonuses on a discretionary basis, considering overall contributions and any other factors deemed relevant.

In addition, Susan Hill was awarded a grant of restricted Federated stock. Awards of restricted stock are discretionary and are made in variable amounts based on the subjective judgment of Federated's senior management.

Liam O'Connell, Portfolio Manager

Types of Accounts Managed by Liam O'Connell	Total Number of Additional Accounts Managed/Total Assets*
Registered Investment Companies	2/$505 million
Other Pooled Investment Vehicles	0/$0
Other Accounts	2/$199 million
*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Fund: None.
Liam O'Connell is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive, position-specific salary range, based on the portfolio manager's experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance (IPP) and, to a lesser extent, Financial Success, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (“Federated”). The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.

IPP is measured on a rolling one, three and five calendar year pre-tax gross total return basis vs. the Fund's benchmark (i.e., Bank of America Merrill Lynch 6-Month Treasury Index) and vs. the Fund's designated peer group of comparable accounts. Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one year of performance history under a portfolio manager may be excluded. As noted above, Mr. O'Connell is also the portfolio manager for other accounts in addition to the Fund. Such other accounts may have different benchmarks and performance measures. For purposes of calculating the annual incentive amount, each fund or account is categorized into one of two IPP groups. Within each performance measurement period and IPP group, IPP is calculated on the basis of an assigned weighting to each account or fund managed by the portfolio manager and included in the IPP groups. The weighting assigned to the Fund is greater than the weighting assigned to other accounts or funds used to determine IPP. In addition, Mr. O'Connell serves on one or more Investment Teams that establish guidelines on various performance drivers (e.g., currency, duration, sector, volatility, and/or yield curve) for taxable fixed income funds. A portion of the IPP score is based on Federated's senior management's assessment of team contributions. A portion of the bonus tied to the IPP score may be adjusted based on management's assessment of overall contributions to fund performance and any other factors as deemed relevant.

The Financial Success category is designed to tie the portfolio manager's bonus, in part, to Federated's overall financial results. Funding for the Financial Success category may be determined on a product or asset class basis, as well as on corporate financial results. Senior Management determines individual Financial Success bonuses on a discretionary basis, considering overall contributions and any other factors deemed relevant.
In addition, Liam O'Connell was awarded a grant of restricted Federated stock. Awards of restricted stock are discretionary and are made in variable amounts based on the subjective judgment of Federated's senior management.
Services Agreement
Federated Advisory Services Company, an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund.
Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.
Code Of Ethics Restrictions On Personal Trading
As required by SEC rules, the Fund, its Adviser and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, as well as Shares of the Fund, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.
Voting Proxies On Fund Portfolio Securities
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Fund's portfolio. The Board has also approved the Adviser's policies and procedures for voting the proxies, which are described below.

Proxy Voting Policies
The Adviser's general policy is to cast proxy votes in favor of proposals that the Adviser anticipates will enhance the long-term value of the securities being voted. Generally, this will mean voting for proposals that the Adviser believes will: improve the management of a company; increase the rights or preferences of the voted securities; and/or increase the chance that a premium offer would be made for the company or for the voted securities.
The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors. However, whether the Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.
On matters of corporate governance, generally the Adviser will vote for the full slate of directors nominated in an uncontested election; and for proposals to: require a company's audit committee to be comprised entirely of independent directors; require independent tabulation of proxies and/or confidential voting by shareholders; reorganize in another jurisdiction (unless it would reduce the rights or preferences of the securities being voted); ratify the board's selection of auditors (unless compensation for non-audit services exceeded 50% of the total compensation received from the company, or the previous auditor was dismissed because of a disagreement with the company); and repeal a shareholder rights plan (also known as a “poison pill”). The Adviser will generally vote against the adoption of such a plan (unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).
On matters of capital structure, generally the Adviser will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; and for proposals to: reduce the amount of shares authorized for issuance; authorize a stock repurchase program; and grant preemptive rights to the securities being voted. The Adviser will generally vote against proposals to eliminate such preemptive rights.
On matters relating to management compensation, generally the Adviser will vote: for stock incentive plans that align the recipients' interests with the interests of shareholders without creating undue dilution; against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms; and against executive compensation plans that do not disclose the maximum amounts of compensation that may be awarded or the criteria for determining awards.
On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction. The Adviser will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies. Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation. The Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election. In these circumstances, the Adviser may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board. For example, if the Adviser decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though the Adviser typically votes against such measures in other contexts.
The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a company's board. The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.
In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting. For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares “illiquid” for some period of time), the Adviser will not vote proxies for such shares.
Proxy Voting Procedures
The Adviser has established a Proxy Voting Committee (“Proxy Committee”), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies. The Adviser has hired Glass Lewis & Co. (GL) to obtain, vote and record proxies in accordance with the Proxy Committee's directions. The Proxy Committee has supplied GL with general voting instructions that represent decisions made by the Proxy Committee in order to vote common proxy proposals; however, the Proxy Committee retains the right to modify these voting instructions at any time or to vote contrary to the voting instructions at any time in order to cast proxy votes in a manner that the Proxy Committee believes is consistent with the Adviser's general policy. GL may vote any proxy as directed in the voting instructions without further direction from the Proxy Committee and may make any determinations required to implement the voting instructions. However, if the voting instructions require case-by-case direction for a proposal, GL shall provide the Proxy Committee with all information that it has obtained regarding the proposal and the Proxy Committee will provide specific direction to GL.

Conflicts of Interest
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the Fund (and its shareholders) and those of the Adviser or Distributor. This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote. A company that is a proponent, opponent or the subject of a proxy vote and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to as an “Interested Company.”
The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser have influenced proxy votes. Any employee of the Adviser who is contacted by an Interested Company regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy Committee, and must inform the Interested Company that the Proxy Committee has exclusive authority to determine how the Adviser will vote. Any Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication. Under no circumstances will the Proxy Committee or any member of the Proxy Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Proxy Committee has directed such proxies to be voted. If the voting instructions already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions. If the voting instructions require the Proxy Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company. If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose to the Fund's Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the Adviser voted as it did. Alternatively, the Proxy Committee may seek direction from the Fund's Board on how a proposal concerning an Interested Company shall be voted, and shall follow any such direction provided by the Board. In seeking such direction, the Proxy Committee will disclose the reason such company is considered an Interested Company and may provide a recommendation on how such proposal should be voted and the basis for such recommendation.
If the Fund holds shares of another investment company for which the Adviser (or an affiliate) acts as an investment adviser, the Proxy Committee will vote the Fund's proxies in the same proportion as the votes cast by shareholders who are not clients of the Adviser at any shareholders' meeting called by such investment company, unless otherwise directed by the Board.
Proxy Voting Report

A report on “Form N-PX” of how the Fund voted any proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com; from the home page, select “All” under “Asset Classes”; select the Fund name and share class, if applicable, to go to the Fund Overview page; on the Fund Overview page, select the “Documents” tab; at the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Portfolio Holdings Information
Information concerning the Fund's portfolio holdings is available in the “Products” section of Federated's website at FederatedInvestors.com. A complete listing of the Fund's portfolio holdings as of the end of each calendar quarter is posted on the website 30 days (or the next business day) after the end of the quarter and remains posted for six months thereafter. Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains posted until replaced by the information for the succeeding month. The summary portfolio composition information may include: identification of the Fund's top 10 holdings, recent purchase and sale transactions and a percentage breakdown of the portfolio by sector.

To access this information from the “Products” section of the website's home page, select “All” under “Asset Classes.” Select the Fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Portfolio Characteristics” tab for summary portfolio information or the “Documents” tab to access “Holdings.”

You may also access portfolio information as of the end of the Fund's fiscal quarters from the “Documents” tab. The Fund's Annual Shareholder Report and Semi-Annual Shareholder Report contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters. The Fund's Form N-Q filings contain complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

The disclosure policy of the Fund and the Adviser prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors. Employees of the Adviser or its affiliates who have access to nonpublic information concerning the Fund's portfolio holdings are prohibited from trading securities on the basis of this information. Such persons must report all personal securities trades and obtain pre-clearance for all personal securities trades other than mutual fund shares.
Firms that provide administrative, custody, financial, accounting, legal or other services to the Fund may receive nonpublic information about Fund portfolio holdings for purposes relating to their services. The Fund may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies. Traders or portfolio managers may provide “interest” lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest. A list of service providers, publications and other third parties who may receive nonpublic portfolio holdings information appears in the Appendix to this SAI.
The furnishing of nonpublic portfolio holdings information to any third party (other than authorized governmental or regulatory personnel) requires the prior approval of the President of the Adviser and of the Chief Compliance Officer of the Fund. The President of the Adviser and the Chief Compliance Officer will approve the furnishing of nonpublic portfolio holdings information to a third party only if they consider the furnishing of such information to be in the best interests of the Fund and its shareholders. In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the Adviser and its affiliates, the following procedures apply. No consideration may be received by the Fund, the Adviser, any affiliate of the Adviser or any of their employees in connection with the disclosure of portfolio holdings information. Before information is furnished, the third party must sign a written agreement that it will safeguard the confidentiality of the information, will use it only for the purposes for which it is furnished and will not use it in connection with the trading of any security. Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided. Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished. The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.
Brokerage Transactions And Investment Allocation
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. Fixed-income securities are generally traded in an over-the-counter market on a net basis (i.e., without commission) through dealers acting as principal or in transactions directly with the issuer. Dealers derive an undisclosed amount of compensation by offering securities at a higher price than they bid for them. Some fixed-income securities may have only one primary market maker. The Adviser seeks to use dealers it believes to be actively and effectively trading the security being purchased or sold, but may not always obtain the lowest purchase price or highest sale price with respect to a security. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.
Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser and accounts managed by affiliates of the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund. Investment decisions, and trading, for certain separately managed or wrap-fee accounts, and other accounts, of the Adviser and/or certain investment adviser affiliates of the Adviser are generally made, and conducted, independently from the Fund. It is possible that such independent trading activity could adversely impact the prices paid or received and/or positions obtained or disposed of by the Fund.

Administrator

Federated Administrative Services (FAS), a subsidiary of Federated, provides administrative personnel and services, including certain legal, compliance, recordkeeping and financial reporting services (“Administrative Services”), necessary for the operation of the Fund. FAS provides Administrative Services for a fee based upon the rates set forth below paid on the average daily net assets of the Fund. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement with FAS.

Administrative Services Fee Rate	Average Daily Net Assets of the Investment Complex
0.150 of 1%	on the first $5 billion
0.125 of 1%	on the next $5 billion
0.100 of 1%	on the next $10 billion
0.075 of 1%	on assets over $20 billion
FAS is also entitled to certain out-of-pocket expenses incurred in providing Administrative Services to the Fund.

Custodian
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.
Transfer Agent And Dividend Disbursing Agent
State Street Bank and Trust Company, the Fund's registered transfer agent, maintains all necessary shareholder records.
Independent Registered Public Accounting Firm
The independent registered public accounting firm for the Fund, Ernst & Young LLP, conducts its audits in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.
FEES PAID BY THE FUND FOR SERVICES

For the Year Ended July 31	2012	2011	2010
Advisory Fee Earned	$3,484,322	$3,728,742	$4,014,378
Advisory Fee Reduction	$2,562,096	$2,721,437	$2,822,570
Net Administrative Fee	$662,893	$709,393	$763,735
Net 12b-1 Fee:
Class A Shares	$129,353	—	—
Service Shares	—	—	—
Net Shareholder Services Fee:
Class A Shares	$157,757	—	—
Institutional Shares	—	—	—
Service Shares	$107,402	—	—
Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (“Rule 12b-1”) fees and shareholder services fees, which are borne only by the applicable class of Shares.

Financial Information

The Financial Statements for the Fund for the fiscal year ended July 31, 2012, are incorporated herein by reference to the Annual Reports to Shareholders of Federated Government Ultrashort Duration Fund dated July 31, 2012.

Addresses
Federated Government Ultrashort Duration Fund
Class A Shares
Institutional Shares
Service Shares
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
Transfer Agent and Dividend Disbursing Agent
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

Appendix
The following is a list of persons, other than the Adviser and its affiliates, that have been approved to receive nonpublic portfolio holdings information concerning the Federated Fund Complex; however, certain persons below might not receive such information concerning the Fund:
CUSTODIAN(S)
State Street Bank and Trust Company
Securities Lending Agent
Citibank, N.A.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
LEGAL COUNSEL
Dickstein Shapiro LLP
K&L Gates
Reed Smith LLP
SERVICE PROVIDERS

Abel Noser Corp.
Advent Software
Aegon Institutional Markets
Ashland Partners & Company LLP
Bank of America
Bank of New York Mellon
Barclay's Capital Inc.
BBH (Brown Brothers Harriman) Infomediary
Bloomberg L.P.
ByAllAccounts
Charles River
Citibank, NA
ClearPar
Computershare, Inc.
DerivServ
Eagle Investment Company
Edward Jones
FactSet
Failstation
Fidelity
GE Life and Annuity Assurance Company
General Electric Capital Assurance Company
Glass Lewis & Co.
Global Trading Support Services
Icelink
Investors Tool
JP Morgan Chase & Co.
Market Axcess
New York Life Insurance Company
OMGEO LLC
Options Clearing Corp. (OCC)
Perform
R.R. Donnelley
RiskMetrics

Smartstream
StatPro Group Plc
SunGard
The Travelers Insurance Company
Tradeweb
Vintage Filings
Wolters Kluwer
Wilshire Associates, Inc.
XSP (Xcitek Solutions Plus)

SECURITY PRICING SERVICES

Debtdomain
Interactive Pricing and Reference Data (Interactive Data Corporation)
Investment Technology Group
Markit Group Ltd.
Pricing Direct

RATINGS AGENCIES
Fitch, Inc.
Moody's Investors Service
Standard & Poor's
Standard & Poor's Fund Services
Standard & Poor's Rating Services
PERFORMANCE REPORTING/PUBLICATIONS
Emerging Market Funds Research, Inc.
Fidelity Strategic Advisers
iMoneyNet, Inc.
Lipper
MSCI Barra
Morningstar Associates
NASDAQ
Vickers Stock Research
OTHER

Chicago Mercantile Exchange
Investment Company Institute
Whitney Capital Group LLC

26

Item 28. Exhibits

(a)
1	Conformed copy of Amended and Restated Declaration of Trust of the Registrant;	(2)
2	Amendment No. 3	(10)
3	Amendment No. 4	(7)
4	Amendment No. 5	(8)
5	Amendment No. 6	(10)
6	Amendment No. 7	(11)
7	Amendment No. 8	(12)
8	Amendment No. 9	(17)
9	Amendment No. 10	(25)
10	Amendment No. 11	(32)

(b)
1	Copy of By-Laws of the Registrant;	(2)
2	Amendment Nos. 1-4	(7)
3	Amendment No. 5	(11)
4	Amendment No. 6	(13)
5	Amendment No. 7	(15)
6	Amendment 8	(18)
7	Amendment 9	(19)

(c)	Copy of Specimen Certificate for Shares of Beneficial Interest of the Registrant; As of September 1, 1997, Federated Securities Corp. stopped issuing share certificates.	(2)

(d)
1	Conformed copy of Investment Advisory Contract of the Registrant (including Exhibit A) of the Registrant;	(3)
2	Conformed copy of Amendment to the Investment Advisory Contract of the Registrant;	(9)
3	Conformed copy of Exhibit B to the Investment Advisory Contract of the Registrant;	(10)
4	Conformed copy of Exhibit C to the Investment Advisory Contract of the Registrant;	(16)

(e)
1	Conformed copy of Distributor's Contract of the Registrant (including Exhibit A) of the Registrant;	(3)
2	Conformed copy of Exhibit B to the Distributor’s Contract of the Registrant:	(6)
3	Conformed copy of Amendment to the Distributor’s Contract of the Registrant;	(9)
4	The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement; and Plan Trustee/Mutual Funds Service Agreement from Item 24(b)6 of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995. (File Nos. 33-38550 and 811-6269).
5	Conformed copy of Exhibit C and Exhibit D to the Distributor’s Contract of the Registrant;	(12)
6	Amendment to the Distributor’s Contact of the Registrant;	(13)
7	Conformed copy of Exhibits E and F to the Distributor’s Contract of the Registrant;	(16)
8	Conformed copy of Amendment #1 to Exhibit B and Exhibit F to the Distributor’s Contract of the Registrant;	(25)

(f)	Not applicable

(g)
1	Conformed copy of Custodian Contract of the Registrant;	(3)
2	Conformed copy of Custodian Fee Schedule;	(5)
3	Conformed copy of Amendment to the Custodian Contract of the Registrant;	(10)
4	Conformed copy of Amendments to the Custodian Contract of the Registrant;	(31)

(h)
1	Conformed copy of Amended and Restated Agreement for Fund Accounting Services, Administrative Services, Transfer Agency Services, and Custody Services Procurement;	(7)
2	Conformed copy of Amendment to the Agreement for Fund Accounting Services, Administrative Services, Transfer Agency Services, and Custody Services Procurement;	(9)
3	The responses described in Item 23(e)(iv) are hereby incorporated by reference.
4	The Registrant hereby incorporates by reference the conformed copy of the Agreement for Administrative Services, with Exhibit 1 and Amendments 1 and 2 attached, between Federated Administrative Services and the Registrant from Item 23(h)(iv) of the Federated Total Return Series, Inc. Registration Statement on Form N-1A, filed with the Commission on November 29, 2004. (File Nos. 33-50773 and 811-7115);
5	The Registrant hereby incorporates the conformed copy of the Second Amended and Restated Services Agreement, with attached Schedule 1 revised 6/30/04, from Item (h) (vii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A, filed with the Commission on July 29, 2004. (Files Nos. 33-29838 and 811-5843);
6	The Registrant hereby incorporates the conformed copy of the Financial Administration and Accounting Services Agreement, with attached Exhibit A revised 6/30/04, from Item (h)(viii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A filed with the Commission on July 29, 2004. (File Nos. 33-29838 and 811-5843)
7	The Registrant hereby incorporates the conformed copy of Transfer Agency and Service Agreement between the Federated Funds and State Street Bank and Trust Company from Item 23(h)(ix)of the Federated Total Return Government Bond Fund Registration Statement on Form N-1A, filed with the Commission on April 28, 2005. (File Nos. 33-60411 and 811-07309)
8	The Registrant hereby incorporates by reference the conformed copy of Amendment No. 3 to the Agreement for Administrative Services between Federated Administrative Services Company and the Registrant dated June 1, 2005, from Item 23 (h) (ii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A, filed with the Commission on July 27, 2005. (File Nos. 33-29838 and 811-5843)
9	Copy of Schedule 1, revised 9/1/05, to the Second Amended and Restated Services Agreement;	(17)
10	Copy of Exhibit A, revised 9/1/05, to the Financial Administration and Accounting Services Agreement;	(17)
11	Copy of Exhibit A, revised 6/1/05, to the Transfer Agency Agreement between the Federated Funds and State Street Bank and Trust Company;	(17)
12	The Registrant hereby incorporates the conformed copy of Transfer Agency and Service Agreement between the Federated Funds and State Street Bank and Trust Company from Item 23(h)(viii)of the Federated Total Return Government Bond Fund Registration Statement on Form N-1A, filed with the Commission on April 28, 2006. (File Nos. 33-60411 and 811-07309)
13	Conformed copy of Financial Administration Accounting and Services Agreement, dated January 1, 2007;	(23)
14	Conformed copy of Amendment to Transfer Agency and Services Agreement, dated January 1, 2008;	(26)
15	Conformed copy of Agreement for Administrative Services dated 11/1/2003 with Amendments 1 through 5 and Exhibit 1 attached	(30)
16	Conformed copy of Transfer Agency and Service Agreement dated 7/1/2004 with Amendment dated 1/1/2008, Amendment 1 dated 10/10/2005 and Schedules 2.1, 2.2(f), 2.2(g), 2.2(h) and 2.4 attached	(30)
17	Conformed copy of Second Amended and Restated Service Agreement dated 12/1/2001 with Schedule 1 attached	(30)
18	Conformed copy of Financial Administration and Accounting Services Agreement, dated March 25, 2011;	(31)
19	Conformed copy of Amended and Restated Agreement for Administrative Services dated 09/01/2012.	(+)

(i)	Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered;	(2)

(j)
1	Conformed copy of Consent of Independent Registered Public Accounting Firm Ernst & Young LLP;	(+)
2	Conformed copy of Consent of Independent Registered Public Accounting Firm KPMG LLP;	(32)

(k)	Not Applicable

(l)	Conformed copy of Initial Capital Understanding;	(2)

(m)
1	Conformed copy of Distribution Plan (including Exhibits A and B) of the Registrant;	(14)
2	The responses described in Item 23(e)(iv) are hereby incorporated by reference.
3	Conformed copy of Exhibit C to the Distribution Plan of the Registrant;	(17)
4	Conformed copy of Amendment #1 to Exhibit A and Exhibit C to the Distributor’s Plan of the Registrant;	(25)

(n)
1	Copy of the Multiple Class Plan and attached Exhibits of the Registrant;	(17)
2	Conformed copy of Multiple Class Plan of the Registrant, with attached exhibits for Class A Shares, Class B Shares, and Class C Shares;	(24)
3	Copy of Institutional Shares Exhibit to the Multiple Class Plan;	(26)
4	Copy Institutional Service Shares to the Multiple Class Plan;	(26)
5	Copy of Institutional Shares and Institutional Service Shares Exhibits (as revised on 4/7/2009) to the Multiple Class Plan;	(27)
6	Class A Shares Exhibit to Multiple Class Plan (revised 2/21/11)	(31)
7	Institutional Shares Exhibit to Multiple Class Plan (revised 1/31/11)	(31)
8	Service Shares Exhibit to Multiple Class Plan (revised 9/30/11)	(31)

(o)
1	Conformed copy of Power of Attorney of the Registrant;	(8)
2	Conformed copy of Power of Attorney of Trustees and Chief Investment Officer of the Registrant;	(9)
3	Conformed copy of the Power of Attorney of the Trustees and Treasurer of the Registrant;	(19)
4	Conformed copy of the Power of Attorney of the Trustee of the Registrant;	(20)
5	Conformed copy of the Power of Attorney of Trustee, Maureen E. Lally-Green, of the Registrant;	(27)

(p)
1	The Registrant hereby incorporates the copy of the Code of Ethics for Access Persons from Item 23(p) of the Money Market Obligations Trust Registration Statement on Form N-1A filed with the Commission on February 26, 2004. (File Nos. 33-31602 and 811-5950).
2	The Registrant hereby incorporates the copy of the Federated Investors, Inc. Code of Ethics for Access Persons, effective 1/1/2005, from Item 23(p) of the Money Market Obligations Trust Registration Statement on Form N-1A filed with the Commission on February 25, 2005. (File Nos. 33-31602 and 811-5950).
3	Copy of the Code of Ethics for Access Persons effective 10/1/2008;	(27)
4	Conformed copy of the Federated Investors, Inc. Code of Ethics for Access Persons Effective 09/01/2010	(30)
5	Conformed copy of the Federated Investors, Inc. Code of Ethics for Access Persons Effective 12/06/2010	(31)

+	Exhibit is being filed electronically with registration statement; indicate by footnote

ALL RESPONSES ARE INCORPORATED BY REFERENCE TO A POST-EFFECTIVE AMENDMENT (PEA) OF THE REGISTRANT FILED ON FORM N-1A (FILE NOS. 33-54445 and 811-7193)
2	Initial Registration Statement filed August 26, 1994.
3	PEA No. 1 filed September 22, 1995.
5	PEA No. 5 filed February 27, 1998.
6	PEA No. 6 filed March 30, 1998.
7	PEA No. 7 filed September 25, 1998.
8	PEA No. 9 filed September 28, 1999.
9	PEA No. 11 filed September 14, 2001.
10	PEA No. 13 filed September 27, 2002.
11	PEA No. 16 filed January 2, 2003.
12	PEA No. 17 filed September 30, 2003.
13	PEA No. 18 filed October 31, 2003.
14	PEA No. 20 filed September 29, 2004.
15	PEA No. 22 filed December 29, 2004.
16	PEA No. 23 filed June 15, 2005.
17	PEA No. 24 filed September 28, 2005.
18	PEA No. 26 filed December 29, 2005.
19	PEA No. 27 filed September 28, 2006.
20	PEA No. 28 filed October 27, 2006.
21	PEA No. 30 filed September 28, 2007.
22	PEA No. 30 filed September 28, 2007.
23	PEA No. 32 filed October 29, 2007.
24	PEA No. 32 filed October 22, 2007.
25	PEA No. 34 filed December 28, 2007.
26	PEA No. 36 filed December 30, 2008
27	PEA No. 37 filed September 28, 2009
28	PEA No. 39 filed October 29, 2009
29	PEA No. 41 filed December 30, 2009
30	PEA No. 42 filed October 27, 2010
31	PEA No. 44 filed September 37, 2011
32	PEA No. 46 filed October 28, 2011

Item 29 Persons Controlled by or Under Common Control with the Fund:
None

Item 30 Indemnification
(1)

Item 31 Business and Other Connections of Investment Adviser:
For a description of the other business of the Investment Adviser, see the section entitled “Who Manages the Fund?” in Part A. The affiliations with the Registrant of one of the Trustees and four of the Officers of the Investment Adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?" The remaining Trustees of the Investment Adviser and, in parentheses, their principal occupations are: Thomas R. Donahue, (Chief Financial Officer, Federated Investors, Inc.), 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779, John B. Fisher, (Vice Chairman, Federated Investors, Inc.) 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779 and Mark D. Olson (a principal of the firm, Mark D. Olson & Company, L.L.C. and Partner, Wilson, Halbrook & Bayard, P.A.), 800 Delaware Avenue, P.O. Box 2305, Wilmington, DE 19899-2305. The business address of each of the Officers of the Investment Adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the Investment Advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.
The remaining Officers of the Investment Adviser are:
Chairman:	J. Christopher Donahue
President/ Chief Executive Officer:	John B. Fisher
Executive Vice Presidents:	Deborah A. Cunningham Robert J. Ostrowski
Senior Vice Presidents:

Todd Abraham

J. Scott Albrecht

Joseph M. Balestrino

Randall S. Bauer

Jonathan C. Conley

Mark E. Durbiano

Donald T. Ellenberger

Richard J. Gallo

Susan R. Hill

Jeffrey A. Kozemchak

Mary Jo Ochson

Ihab Salib

Christopher Smith

Paige Wilhelm

Vice Presidents:

G. Andrew Bonnewell

Hanan Callas

Jerome Conner

James R. Crea, Jr.

Karol M. Crummie

Lee R. Cunningham, II

B. Anthony Delserone, Jr.

Bryan Dingle

William Ehling

Ann Ferentino

Eamonn G. Folan

John T. Gentry

Kathryn P. Glass

James L. Grant

Patricia L. Heagy

William R. Jamison

Nathan H. Kehm

John C. Kerber

J. Andrew Kirschler

Tracey Lusk

Karen Manna

Marian R. Marinack

Karl Mocharko

Joseph M. Natoli

Gene Neavin

Bob Nolte

Mary Kay Pavuk

Jeffrey A. Petro

John Polinski

Gregg S. Purinton

Rae Ann Rice

Brian Ruffner

Roberto Sanchez-Dahl, Sr.

John Sidawi

Michael W. Sirianni, Jr.

Kyle Stewart

Mary Ellen Tesla

Timothy G. Trebilcock

Nicholas S. Tripodes

Paolo H. Valle

Stephen J. Wagner

Mark Weiss

George B. Wright

Assistant Vice Presidents:	Christopher S. Bodamer Leslie G. Ciferno Timothy Gannon Allen Knizer Ann Kruczek Christopher McGinley Ann Manley Keith Michaud Joseph Mycka Nick Navari Liam O’Connell Thomas Scherr Chris Wu
Secretary:	G. Andrew Bonnewell
Treasurer:	Thomas R. Donahue
Assistant Treasurer:	Denis McAuley, III Lori A. Hensler
Chief Compliance Officer:	Brian P. Bouda

Item 32 Principal Underwriters:
(a)	Federated Securities Corp., the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:
Cash Trust Series, Inc.
Cash Trust Series II
Federated Adjustable Rate Securities Fund
Federated Core Trust
Federated Core Trust II, L.P.
Federated Core Trust III
Federated Enhanced Treasury Income Fund
Federated Equity Funds
Federated Equity Income Fund, Inc.
Federated Fixed Income Securities, Inc.
Federated GNMA Trust
Federated Government Income Securities, Inc.
Federated High Income Bond Fund, Inc.
Federated High Yield Trust
Federated Income Securities Trust
Federated Income Trust
Federated Index Trust
Federated Institutional Trust
Federated Insurance Series
Federated Intermediate Government Fund, Inc.
Federated International Series, Inc.
Federated Investment Series Funds, Inc.
Federated Managed Allocation Portfolios
Federated Managed Pool Series
Federated MDT Series
Federated Municipal Securities Fund, Inc.
Federated Municipal Securities Income Trust
Federated Premier Intermediate Municipal Income Fund
Federated Premier Municipal Income Fund
Federated Short-Intermediate Duration Municipal Trust
Federated Asset Allocation Fund
Federated MDT Stock Trust
Federated Total Return Government Bond Fund
Federated Total Return Series, Inc.
Federated U.S. Government Bond Fund
Federated U.S. Government Securities Fund: 1-3 Years
Federated U.S. Government Securities Fund: 2-5 Years
Federated World Investment Series, Inc.
Intermediate Municipal Trust
Edward Jones Money Market Fund
Money Market Obligations Trust
(b)

(1) Positions and Offices with Distributor	(2) Name	(3) Positions and Offices With Registrant
Chairman:	Richard B. Fisher	Vice President
Executive Vice President, Assistant Secretary and Director:	Thomas R. Donahue
President and Director:	Thomas E. Territ
Vice President and Director:	Peter J. Germain
Treasurer and Director:	Denis McAuley III

(1) Positions and Offices with Distributor	(2) Name	(3) Positions and Offices With Registrant
Executive Vice Presidents:	Solon A. Person, IV Paul Uhlman
Senior Vice Presidents:

Michael Bappert

Jack Bohnet

Bryan Burke

Charles L. Davis, Jr.

Laura M. Deger

Peter W. Eisenbrandt

Theodore Fadool, Jr.

Bruce E. Hastings

James M. Heaton

Harry J. Kennedy

Michael Koenig

Anne H. Kruczek

Michael Liss

Amy Michaliszyn

Richard C. Mihm

Becky Nelson

Keith Nixon

Brian S. Ronayne

Tom Schinabeck

John Staley

Colin B. Starks

Robert F. Tousignant

William C. Tustin

Michael Wolff

(1) Positions and Offices with Distributor	(2) Name	(3) Positions and Offices With Registrant
Vice Presidents:

Irving Anderson

Marc Benacci

Dan Berry

Bill Boarts

Edward R. Bozek

Jane E. Broeren-Lambesis

Edwin J. Brooks, III

Mark Carroll

Dan Casey

Scott Charlton

Steven R. Cohen

James Conely

Kevin J. Crenny

G. Michael Cullen

Beth C. Dell

Jack C. Ebenreiter

Donald C. Edwards

Timothy Franklin

Peter Germain

Jamie Getz

Scott Gundersen

Dayna C. Haferkamp

Raymond J. Hanley

Vincent L. Harper, Jr.

Scott A. Holick

Robert Hurbanek

Jeffrey S. Jones

Todd Jones

Scott D. Kavanagh

Patrick Kelly

Matthew Khan

Ed Koontz

Jerry L. Landrum

David M. Larrick

Christopher A. Layton

Michael R. Manning

Michael Marcin

Paul Marino

Diane Marzula

Martin J. McCaffrey

Mary A. McCaffrey

Joseph McGinley

Vincent T. Morrow

John C. Mosko

Doris T. Muller

Alec H. Neilly

Ted Noethling

John A. O’Neill

James E. Ostrowski

Stephen Otto

Mark Patsy

Rich Paulson

Chris Prado

Sean Quirk

Josh Rasmussen

Richard A. Recker

Diane M. Robinson

Timothy A. Rosewicz

Matt Ryan

(1) Positions and Offices with Distributor	(2) Name	(3) Positions and Offices With Registrant
Vice Presidents:

Eduardo G. Sanchez

Robert E. Savarese, Jr.

Leland T. Scholey

Peter Siconolfi

Edward L. Smith

Peter Smith

Eric M. Smyth

Jack L. Streich

Mark Strubel

Jonathen Sullivan

Michael Vahl

David Wasik

G. Walter Whalen

Stephen White

Lewis Williams

Littell L. Wilson

(1) Positions and Offices with Distributor	(2) Name	(3) Positions and Offices With Registrant
Assistant Vice Presidents:	Robert W. Bauman Mary Ellen Coyne Dino Giovannone Chris Jackson William Rose
Secretary:	Kary A. Moore
Assistant Treasurer:	Lori A. Hensler Richard A. Novak
Chief Compliance Officer:	Brian P. Bouda

(c)	Not Applicable

Item 33 Location of Accounts and Records:
All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Federated Institutional Trust (“Registrant”)

Reed Smith LLP
Investment Management Group (IMG)
Reed Smith Centre
225 Fifth Avenue
Pittsburgh, PA 15222

(Notices should be sent to the Agent for Service at above address)

Federated Investors Funds
4000 Ericsson Drive

Warrendale, PA 15086-7561

State Street Bank and Trust Company ("Custodian, Transfer Agent and Dividend Disbursing Agent”)	P.O. Box 8600 Boston, MA 02266-8600
Federated Administrative Services ("Administrator")	Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779
Federated Investment Management Company ("Adviser")	Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779

Item 34 Management Services: Not applicable.

Item 35 Undertakings:
Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED INSTITUTIONAL TRUST, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 25th day of September, 2012.

FEDERATED INSTITUTIONAL TRUST
BY: /s/ Gail C. Jones Gail C. Jones, Assistant Secretary
Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

NAME	TITLE	DATE
BY: /s/ Andrew P. Cross Gail C. Jones, Assistant Secretary	Attorney In Fact For the Persons Listed Below	September 25, 2012
John F. Donahue *	Trustee
J. Christopher Donahue *	President and Trustee (Principal Executive Officer)
Richard A. Novak*	Treasurer (Principal Financial Officer)
Nicholas P. Constantakis*	Trustee
John F. Cunningham*	Trustee
Maureen E. Lally-Green*	Trustee
Peter E. Madden*	Trustee
Charles F. Mansfield, Jr.*	Trustee
Thomas O’Neill*	Trustee
John S. Walsh*	Trustee
*By Power of Attorney